    As filed with the Securities and Exchange Commission on January 14, 2000
                                               Securities Act File No. 333-77563
                                       Investment Company Act File No. 811-09323
================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 -------------
                                    FORM N-2


[X]          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]                         Pre-Effective Amendment No. 1
[ ]                         Post-Effective Amendment No.


                                     and/or


[X]                      REGISTRATION STATEMENT UNDER THE
[X]                      INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 1


                                 -------------


                                     NBCi
                     AUTOMATIC COMMON EXCHANGE SECURITY TRUST
               (Exact Name of Registrant as Specified in Charter)



                            c/o GOLDMAN, SACHS & CO.
                                 85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (Address of Principal Executive Offices)


       Registrant's Telephone Number, including Area Code: (212) 902-1000

                            KENNETH L. JOSSELYN, ESQ.
                                 85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                     (Name and Address of Agent for Service)

                                   COPIES TO:


                                           Bruce Alan Mann, Esq.                        Nora Gibson, Esq.
                                          P. Rupert Russell, Esq.                    Laura M. De Petr, Esq.
                                         Kristian E. Wiggert, Esq.                      Lora D. Blum, Esq.
   Robert E. Buckholz, Jr., Esq.        Brian D. Lewandowski, Esq.              Brobeck, Phleger & Harrison, LLP
        Sullivan & Cromwell              Morrison & Foerster LLP                           One Market
         125 Broad Street                    425 Market Street                         Spear Street Towers
     New York, New York 10004         San Francisco, California 94105            San Francisco, California 94105


                                 -------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

           If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

           It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

           If appropriate, check the following box:

           [ ] This amendment designates a new effective date for a previously filed registration statement.

           [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-________.

                                 -------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


====================================================================================================================================
     Title of Securities        Amount To Be        Proposed Maximum              Proposed Maximum               Amount of
      Being Registered           Registered     Offering Price Per Unit(1)   Aggregate Offering Price(1)  Registration Fee (1)(2)
------------------------------------------------------------------------------------------------------------------------------------
  $__Trust Automatic Common
     Exchange Securities                                                            $100,000,000                $23,760
====================================================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based upon the average of high and low prices of the Class A Common Stock on the price of which the offering price per unit of the Securities will be based as reported on The Nasdaq Market-National Market ("Nasdaq") on February , 2000.




(2) A registration fee of $2,780 was previously paid by the Registrant in connection with the initial filing of this registration statement for a proposed maximum aggregate offering price of $10,000,000 on May 3, 1999.


           The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
===============================================================================

                   NBCi AUTOMATIC COMMON EXCHANGE SECURITY TRUST


                              CROSS-REFERENCE SHEET

           (PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933)

                            PART A & B OF PROSPECTUS*

            ITEM
           NUMBER                                     CAPTION                             LOCATION IN PROSPECTUS
           ------                                     -------                             ----------------------
             1.        Outside Front Cover................................      Front Cover Page
             2.        Cover Pages; Other Offering Information............      Front Cover Page; Underwriting
             3.        Fee Table and Synopsis.............................      Prospectus Summary
             4.        Financial Highlights...............................      Not Applicable
             5.        Plan of Distribution...............................      Front Cover Page; Prospectus Summary;
                                                                                 Underwriting
             6.        Selling Shareholders...............................      Not Applicable
             7.        Use of Proceeds....................................      Prospectus Summary-The Trust's Investment
                                                                                 Policies; Use of Proceeds; Investment Objective
                                                                                 and Policies
             8.        General Description of the Registrant..............      Front Cover Page; Prospectus Summary;
                                                                                 The Trust; Investment Objective and Policies;
                                                                                 Risk Factors
             9.        Management.........................................      The Trust
            10.       Capital Stock, Long-Term Debt, and Other
                        Securities........................................     Investment Objective and Policies; Description of
                                                                                 the Securities; Certain Federal Income Tax
                                                                                 Considerations
             11.       Defaults and Arrears on Senior Securities..........      Not Applicable
             12.       Legal Proceedings..................................      Not Applicable
             13.       Table of Contents of the Statement
                        of Additional Information.........................      Not Applicable
             14.       Cover Page.........................................      Not Applicable
             15.       Table of Contents..................................      Not Applicable
             16.       General Information and History....................      The Trust
             17.       Investment Objective and Policies..................      Investment Objective and Policies
             18.       Management.........................................      The Trust
             19.       Control Persons and Principal Holders of
                        Securities........................................      The Trust
             20        Investment Advisory and Other Services.............      The Trust
             21.       Brokerage Allocation and Other Practices...........      Investment Objective and Policies
             22.       Tax Status.........................................      Certain Federal Income Tax Considerations
             23.       Financial Statements...............................      Statement of Assets and Liabilities

---------------
* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

The information in this prospectus is not complete and may be changed. A registration statement relating to the securities has been filed with the Securities and Exchange Commission. We may not sell these securities until this registration statement is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer, solicitation or sale is not permitted.

                SUBJECT TO COMPLETION, DATED JANUARY   , 2000

                                                 Securities


                                      NBCi


                   AUTOMATIC COMMON EXCHANGE SECURITY TRUST



$____ Trust Automatic Common Exchange Securities (TRACES(TM)/SM) (Subject to exchange into Shares of Class A Common Stock of NBC Internet, Inc.)

                                ----------------

           The $____ Trust Automatic Common Exchange Securities are a new series of securities issued by the NBCi Automatic Common Exchange Security Trust.
The Trust will pay quarterly distributions of $____ on each Security. On February __, 2003, the Trust will exchange each Security for either:


           - Between 0.___ shares and one share of Class A Common Stock of NBC Internet, Inc.,

           -          Cash equal to the value of those shares, or

           -          A combination of shares and cash.


The number of shares or amount of cash that will be delivered in exchange for each Security will be based on the price of the Class A Common Stock during the twenty business days before February __, 2003.



           Under the circumstances described in this prospectus, some or all of the shares or cash may be delivered between February __, 2003 and May __, 2003 instead of on February __, 2003. In that case, holders of the Securities may receive part of the cash or shares on February __, 2003 and the rest between February __, 2003 and May __, 2003.



           This is the first issuance of Securities by the Trust. As a result, there is currently no public market for the Securities. The Trust will apply to list the Securities on the New York Stock Exchange under the symbol "___".



           The Class A Common Stock is currently traded on The Nasdaq Market-National Market ("Nasdaq") and on the European Association of Securities Dealers Automated Quotation System under the symbol "NBCi". The last reported sale price of the Class A Common Stock on the Nasdaq on February __, 2000, was $_____ per share. The Company is not affiliated with the Trust.


           The Trust is a newly organized, finite term closed-end investment company. Shares of this type of fund frequently trade at a discount from net asset value. This risk is separate from the risk that the Trust's net asset value will fall. The Trust cannot predict whether the Securities will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of this offering.

                                ----------------

           This prospectus sets forth concisely information about the Trust that you should know before investing. You are advised to read this prospectus and to retain it for future reference. Additional information about the Trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge. See "Further Information".

                                ----------------


           Consider carefully the "risk factors" beginning on page [__] of this prospectus.


           NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ----------------

                                        Per Security          Total
                                        ------------          -----
Initial Public Offering Price...........$________          $________
Sales Load..............................Not applicable     Not applicable
Proceeds to the Trust...................$________          $________


           The Underwriters may, under certain circumstances, purchase up to an additional __________ Securities from the Trust at the Initial Public
Offering Price.



           The Underwriters expect to deliver the Securities against payment in New York, New York on February __, 2000.


                              GOLDMAN, SACHS & CO.

                      Prospectus dated _______, 2000.

                               PROSPECTUS SUMMARY

           This summary is not a complete description of the Trust or the Securities. It does not contain all the information that may be important to you. To understand this offering fully, you must read this entire prospectus carefully, including the Risk Factors beginning on page [__].



           This prospectus includes a Glossary, beginning on page [__]. You should refer to the Glossary if you wish to understand the terms used in this prospectus in detail.


THE TRUST

           The Trust is a newly organized trust that exists only to offer the Securities. The Trust's only activities will be to issue the Securities and to invest in the U.S. Treasury securities and stock purchase contracts described in this prospectus.

THE TRUST'S INVESTMENT OBJECTIVE


           The Trust's investment objective is to give the holder of each Security a quarterly cash distribution of $____ and, on February __, 2003 (the "Exchange Date"), between 0.____ shares and 1 share of Class A
Common Stock (or cash equal to the value of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single Security will vary, depending on the average market price of the Class A Common Stock over the twenty business days before the Exchange Date.



           - If the average market price is less than $_______ but equal to or greater than $______, the holder of each Security will receive the number of shares of Class A Common Stock that has a value equal to $_______.



           - If the average market price is equal to or greater than $_______, the holder of each Security will receive 0.__ shares of Class A Common Stock.



           - If the average market price is less than $_______, the holder of each Security will receive one share of Class A Common Stock.



This formula will be adjusted if the Company takes certain steps that combine, split or dilute the value of the Class A Common Stock. If this formula would require the Trust to deliver a fraction of a share of Class A Common Stock to any holder, the Trust will instead deliver cash equal to the value of that fraction of a share.



           Because of this formula, the holders of the Securities will receive part of any increase in the value of the Class A Common Stock above $_____. However, the holders of the Securities will not receive any increase in the value of the Class A Common Stock unless that value rises higher than $____. The holders will bear the entire amount of any decrease in the value of the Class A Common Stock.


           For more detail, please see "Investment Objective and Policies".

THE TRUST'S INVESTMENT POLICIES

           To achieve its investment objective, the Trust will invest all the proceeds of the Securities in:

          - "Stripped" U.S. Treasury securities that will mature during each quarter through February __, 2003. The Trust will use the payments it receives as these U.S. Treasury securities mature to pay the quarterly distributions on the Securities.



          - A Stock purchase contract (the "Contract") with a stockholder of the Company (the "Seller"). The Seller will be required to deliver shares of Class A Common Stock to the Trust on the Exchange Date. Alternatively, the Seller may choose to deliver the equivalent amount of cash. If the Seller performs its obligations, the Contract will provide the Trust with the shares of Class A Common Stock or cash that the Trust must deliver to the holders of the Securities on the Exchange Date.



           The Seller has the right to extend the Exchange Date under its Contract to May __, 2003. If the Seller extends the Exchange Date under the Contract, the Seller will not be required to deliver the shares of Class A Common Stock or cash under the Contract until May __, 2003. However, the Seller can then accelerate the delivery of shares or cash to any date between February __, 2003 and May __, 2003. If the Seller extends or accelerates the Exchange Date under the Contract, the holders of the Securities will not receive the corresponding portion of the shares or cash until the extended or accelerated Exchange Date, and the number of shares or amount of cash included in that delivery would be calculated as of the extended or accelerated Exchange Date. However, the holders of the Securities would receive an additional, partial cash distribution on the Securities for the period of the delay.



           In some circumstances, the holders of the Securities may receive cash or other common equity securities instead of or in addition to the Class A Common Stock. For more detail, please see "--The Securities--Modifications to Delivery Requirements".



           The Seller will pledge collateral to the Trust to secure the Seller's obligations under the Contract. The collateral will initially be the shares of Class A Common Stock that the Seller must deliver under the Contract. However, if the Seller complies with its obligations under the Contract and its pledge, the Seller may pledge U.S. Treasury securities instead of the shares of Class A Common Stock.



           The Trust will not change its investments, even if the value of the Contract or the Class A Common Stock falls significantly or the financial condition of the Company suffers. Furthermore, because the Trust is a grantor trust for purposes of the U.S. federal tax laws, the trustees of the Trust will not have the power to change the Trust's investments.


           For more detail, please see "Investment Objective and Policies".

THE OFFERING


           The Trust is offering ___________ Securities to the public at a purchase price of $____ per Security. This price is equal to the last reported sale price of the Class A Common Stock on the date of this prospectus. The Securities are being offered through Goldman, Sachs & Co. ("Goldman Sachs"), 85 Broad Street, New York, New York 10004 (the "Underwriters").



           In addition, the Trust has granted the Underwriters an option to purchase up to __________ additional Securities. These Securities may be used only to cover over-allotments. For more detail, please see "Underwriting".

THE SECURITIES


           The Trust will pass through to the holders of the Securities all payments that it receives on the U.S. Treasury securities that it purchases with the proceeds of the Securities. Similarly, the Trust will deliver to the holders of the Securities all shares of Class A Common Stock, cash or other securities, that it receives from the Sellers under the Contract.



           DISTRIBUTIONS. The holder of each Security will receive a distribution of $____ each quarter. The Trust will pay these distributions on each February __, May __, August __ and November __. However, if the Trust would be required to make a distribution on a Saturday, Sunday or legal holiday, the Trust will pay that distribution on the next business day instead. The Trust will make each payment to the holder of the Security whose name appears in the Trust's books on the business day before the applicable payment date. The first distribution will be payable on May __, 2000 to holders of record on the previous business day.



           The only source of cash for the quarterly distributions on the Securities will be the cash received from the U.S. Treasury securities purchased by the Trust with the proceeds of the Securities. Part of each year's distributions on the Securities will be treated as a return of capital under the U.S. federal income tax laws. For more detail, please see "Description of Securities--Distributions--Tax Treatment of Distributions" and "Certain Federal Income Tax Considerations".



           EXCHANGE FOR CLASS A COMMON STOCK. On the Exchange Date, each Security will be exchanged automatically for between 0.__ shares and one share of Class A Common Stock, as determined by the formula described under "-The Trust's Investment Objective". However, if the Seller delivers cash instead of Class A Common Stock under the Contract, the holders of the Securities will receive cash instead of the Class A Common Stock. The amount of cash will be based on the average market price of the Class A Common Stock during the twenty business days before the cash is delivered. The number of shares of Class A Common Stock or amount of cash that will be delivered in exchange for the Securities will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Class A Common Stock.



           MODIFICATIONS TO DELIVERY REQUIREMENTS. In some circumstances, the holders of the Securities may receive cash, other common equity securities or other property instead of or in addition to the Class A Common Stock, or the holders of the Securities may receive some or all of the Class A Common Stock, cash or other securities on a date other than February __, 2003:



           - The Exchange Date for the shares and cash may be extended and then accelerated by the Seller under the Contract as described above. In this case, the holders of the Securities would not receive the shares and cash until the extended or accelerated date, but the holders would receive an additional, partial cash distribution on the Securities for the period of delay. For further detail, please see "Investment Objective and Policies--The Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller".



           - The Seller may elect to deliver cash instead of Class A Common Stock under the Contract. If the Seller decides to deliver cash instead of Class A Common Stock under the Contract, it may do so in connection with a "rollover offering" - that is, an offering of securities that refinances the Securities. If the Seller completes a rollover offering, the Seller will deliver the cash under the Contract by the fifth business day after completing that offering. In this case, the holders of the Securities would not receive the cash payable on exchange of the Securities until the Seller pays it to the Trust. If the Seller elects to carry out a rollover offering, it must give notice of its election to all holders of the Securities, no less than 30 days and no more than 90 days prior to the Exchange Date as then in effect. For further detail, please see "Investment Objective and Policies--The Contract--Cash Settlement; Rollover Offerings".



           - If the Company merges with another entity, the Company is liquidated, or certain similar events occur, holders of Securities may receive other common equity securities, cash or other property equal to the value of the other consideration received by the Company's stockholders in that transaction, rather than shares of Class A Common Stock. If at least 30% of the consideration received by the Company's stockholders in the merger consists of cash or cash equivalents, then the Seller will be required to deliver any consideration other than common equity securities to the Trust within five business days after the Seller receives that consideration. On the Exchange Date, the Seller would be required to deliver the common equity securities included in the merger consideration. In this case, the holders of the Securities would receive cash or other property representing part of the merger consideration on a date before the scheduled Exchange Date, and common equity securities representing the rest of the merger consideration on the Exchange Date.



                      Instead of delivering any non-cash consideration at the time of the merger, the Seller may choose to deliver cash equal to the value of those assets. Similarly, instead of delivering the common equity securities on the Exchange Date, the Seller may choose to deliver cash equal to the value of those securities.



                      For further detail, please see "Investment Objective and Policies--The Contract--Reorganization Events".



           - If the Company declares a dividend consisting of the shares of common stock of another issuer, the Seller will be required to deliver the shares received in the dividend, together with the Class A Common Stock. In this case, the holders of Securities will receive both shares of Class A Common Stock and shares of the other issuer, or cash equal to the value of those shares. For further detail, please see "Investment Objective and Policies--The Contract--Spin-Off Distributions".



           - If the Seller defaults under the Contract or its collateral arrangements, the Contract would be accelerated. In this case, the holder of each Security would then receive an early distribution of the shares of Class A Common Stock, cash or other common equity securities, instead of receiving the Class A Common Stock, cash or other securities that would otherwise be delivered on the Exchange Date. For further detail, please see "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration Upon Default By a Seller".


For more detail, please see "Investment Objective and Policies".


           VOTING RIGHTS. Holders will have the right to vote on changes to the terms of the Securities, on the replacement of the trustees of the Trust and the Trust's custodian, paying agent, transfer agent, registrar and other agents, and on other matters affecting the Trust, as described below under the caption "Description of Securities". However, holders of the Securities will not have any voting rights with respect to the Class A Common Stock until they actually receive shares of Class A Common Stock in exchange for the Securities. For more detail, please see "Description of Securities--Voting".


           LISTING. The Trust will apply to list the Securities on the New York Stock Exchange (the "NYSE") under the symbol ___.

THE COMPANY


           The Company is a global integrated media company which combines portal, information, entertainment, community and e-commerce services through its NBCi Web sites to deliver a comprehensive, next-generation broadband experience to its users. The Company is aggressively upgrading, expanding and integrating its portfolio of services to grow its registered user base, increase the level of Internet traffic on its properties, and develop its proprietary consumer database for advertisers and e-commerce partners. The Company is actively expanding its e-commerce activities through investments in current initiatives, strategic partnerships and complementary acquisitions and is developing its business-to-business and business-to-consumer businesses by leveraging its auction, business portal, business directory and database services.



           The Company has prepared a prospectus that describes the Company and the Class A Common Stock (the "Company Prospectus"). The Company Prospectus is attached as Annex A to this prospectus. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the Securities.


CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

           The Trust will be treated as a grantor trust under the U.S. federal income tax laws. This means that under these laws, each holder will be treated as if it owned directly its proportionate share of the assets held by the Trust. Similarly, income and original issue discount received by the Trust will generally be treated as income of the holders.


           Under the U.S. federal income tax laws, the U.S. Treasury securities held by the Trust will be treated as having "original issue discount" that will accrue over the term of the U.S. Treasury securities. However, when the Trust actually receives cash on these U.S. Treasury securities, these cash payments will not be included in the holders' income. Instead, these payments will reduce the holders' aggregate tax basis in the Securities. A holder will have taxable gain or loss if the Trust receives cash instead of Class A Common Stock.


           Holders should be aware that the Trust's assets could be characterized differently under the federal income tax laws. Other characterizations could require holders to include more interest in income than they would under the analysis outlined above. For more detail, please see "Certain Federal Income Tax Considerations".

RISK FACTORS


           An investment in the Securities involves risk. Some of the risks of an investment in the Securities are described under "Risk Factors", beginning on page [__]. These risks include the following:



           - The Trust will not dispose of the Contract even if the price of the Class A Common Stock falls significantly or the financial condition of the Company suffers. The holders will bear the entire amount of any decrease in the value of the Class A Common Stock.


           - Similarly, the Trust will not dispose of the U.S. Treasury securities before they mature or the Trust terminates, whichever comes first, even if their value falls significantly.


           - If the price of Class A Common Stock rises, a holder of a Security will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Class A Common Stock at the Exchange Date is below $______. Holders will receive only ____% of any increase in the value of the Class A Common Stock over $____. On the other hand, holders of Securities will bear all of any decrease in the value of the Class A Common Stock.



           - The Company has never paid a dividend on the Class A Common Stock. Accordingly, the distributions on the Securities will be higher than the annual dividends paid on the Class A Common Stock in the past year. However, the distributions on the Securities will remain fixed. As a result, if the Company were to begin paying dividends, the distributions on the Securities may then be lower than the dividends paid on the Class A Common Stock.



           - The number of shares of Class A Common Stock or amount of cash that holders may receive on the Exchange Date will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Class A Common Stock. The number of shares to be received by holders may not be adjusted for other events that may adversely affect the price of the Class A Common Stock, such as offerings of Class A Common Stock for cash or in connection with acquisitions.



           -          The only assets held by the Trust will be the U.S.
                      Treasury securities and the Contract. An investment in the Trust will be riskier than an investment in an investment company with diversified investments.



           - The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Class A Common Stock in the secondary market. The trading prices of the Class A Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions. The trading prices of the Securities will also be affected by fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.


           - There can be no assurance that a secondary market will develop for the Securities. If a secondary market does develop, there can be no assurance that it will provide the holders with liquidity for their investment or that it will continue for the life of the Securities.


           - Holders of the Securities will not be entitled to any rights with respect to the Class A Common Stock unless they actually receive Class A Common Stock in exchange for the Securities. For example, holders of Securities will not be entitled to vote the shares of Class A Common Stock or receive dividends.



FEES AND EXPENSES



           UNDERWRITERS' COMPENSATION. The Seller will compensate the Underwriters for the offering of the Securities because a significant portion of the proceeds of the sale of the Securities will be used by the Trust to purchase the Contract from the Seller. The Underwriting Agreement requires the Seller to pay the Underwriters $____ for each Security sold in the offering.



           ORGANIZATIONAL AND OFFERING COSTS. The Trust's organizational costs will be approximately $10,000. The Trust's costs in connection with the offering of the Securities will be approximately $_______. The Seller will pay these organizational and offering costs.



           COSTS OF OTHER SERVICE PROVIDERS. At the closing of the offering of the Securities, the Seller will make a one-time, up-front payment to the Trust's administrator, custodian, paying agent and trustees as compensation for their services to the Trust. The Seller will also pay the Trust's administrator $_____ to cover the Trust's anticipated expenses. The Seller will pay any ongoing expenses of the Trust above these estimated amounts and the Seller will reimburse the Trust for any amounts it may pay as indemnification to the Trust's administrator, custodian, paying agent or any trustee. If the Seller does not pay these expenses and obligations, the Trust will have to pay them, and this will reduce the amount available to distribute to holders.


           DISCLOSURE REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION. The Securities and Exchange Commission (the "SEC") requires the Trust to present its expenses in the following format. The SEC has stated that it intends this requirement to assist investors in understanding the various costs and expenses that an investor in the Securities will bear directly or indirectly.

           Because the Trust will not bear any fees or expenses, investors will not bear any expenses directly.

        INVESTOR TRANSACTION EXPENSES
        Maximum Sales Load (as a percentage of Initial Public Offering Price).............   ___%(a)
        Dividend Reinvestment and Cash Purchase Plan Fees.................................       N/A
        ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS)
        Management Fees(b)................................................................        0%
        Other Expenses(c).................................................................        0%
                                                                                              ------
                   Total Annual Expenses(c)...............................................        0%
                                                                                              ======

---------------

           (a)        See "Underwriting".


           (b)        See "The Trust". The Trust will be internally managed;
                      consequently, there will be no separate investment advisory fee paid by the Trust. The Chase Manhattan Bank will act as the administrator of the Trust.



           (c) The organizational costs of the Trust in the amount of $10,000, compensation payable to the Trust's administrator, custodian, paying agent and trustees in the amount of $________ and approximately $_____ in costs in connection with the offering of the Securities will be paid by the Seller. Anticipated ongoing expenses of the Trust over the term of the Trust, estimated to be approximately $_____, as well as any unanticipated operating expenses of the Trust, will also be paid by the Seller. See "The Trust--Expenses of the Trust".
                      Absent these arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" would be approximately __% of the Trust's net assets.


        The SEC also requires that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example must factor in the applicable Sales Load and must assume that investors will receive a 5% annual return and will reinvest all distributions at net asset value. PLEASE NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE TRUST'S TERMS. SEE "INVESTMENT OBJECTIVE AND POLICIES". ALSO, THE TRUST DOES NOT PERMIT HOLDERS TO REINVEST THE DISTRIBUTIONS ON THE SECURITIES.


Example                                                                                                  1 Year      3 Years
-------                                                                                                  ------      -------
You would bear the following expenses on a $10,000 investment, including the applicable Sales Load of $300 and assuming (1) no annual expenses and (2) a 5%
annual return throughout the period...............................................................         $            $



                                    THE TRUST



CREATION AND FORM OF THE TRUST



           The Trust is a newly organized New York trust. It is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The Trust was formed on May 3, 1999 under a trust agreement, which was amended and restated as of February __, 2000 to reflect the terms of this offering

(the "Trust Agreement"). The Trust's address is 85 Broad Street, New York, New York 10004 (telephone no. (212) 902-1000).

THE TRUSTEES


           The Trust will be internally managed by three trustees (the "Trustees"). One of the Trustees will be designated as the Trust's "Managing Trustee". The Trustees will be responsible for the Trust's general management and operations. However, the Trustees will not have the power to vary the investments held by the Trust. See "Investment Objective and Policies". The Seller will pay each Trustee, on behalf of the Trust, a one-time, up-front fee to cover the Trustee's annual fee and anticipated out-of-pocket expenses. The Managing Trustee will also receive an additional up-front fee for serving in that capacity.


           Goldman Sachs, as the Trust's sponsor and the initial holder of the Trust's Securities, has elected three individuals to serve as the Trustees. Their names, ages, addresses and titles, their principal occupations during the past five years and their compensation are as follows:


                                                                        PRINCIPAL OCCUPATION DURING
     NAME, AGE AND ADDRESS                 TITLE                             PAST FIVE YEARS                COMPENSATION
     ---------------------                 -----                        ---------------------------         ------------
Donald J. Puglisi, 54
Department of Finance
University of Delaware                                                    Professor of Finance
Newark, DE  19716                       Managing Trustee                  University of Delaware              $_____

William R. Latham, III, 55
Department of Economics
University of Delaware                                                    Professor of Economics
Newark, DE  19716                       Trustee                           University of Delaware              $_____

James B. O'Neill, 60
Center for Economic
Education & Entrepreneurship
University of Delaware                                                    Professor of Economics
Newark, DE  19716                       Trustee                           University of Delaware              $_____


           None of the Trustees is an "interested person" of the Trust as defined in the Investment Company Act. Furthermore, none of the Trustees is a director, officer or employee of any Underwriter or of the Trust's administrator, or of any affiliate of any Underwriter or the Trust's administrator. Each of the Trustees serves as a trustee of other similar trusts, but none of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

OTHER SERVICE PROVIDERS


           ADMINISTRATOR. The Trust's day-to-day affairs will be managed by The Chase Manhattan Bank as Administrator under an Administration Agreement, dated as of February __, 2000 (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including the duties to:


           - receive and pay invoices for expenses incurred by the Trust;

           - with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust);

           - instruct the Trust's paying agent to pay the distributions on the Securities;

           - prepare, mail, file and publish all notices, proxies, reports, tax returns and other documents for the Trust, or direct the Trust's paying agent to do so, and keep the Trust's books and records;


           - select and engage an independent investment banking firm (after consultation with the Seller), when the Trust is required to do so under the Contract;


           - at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the Trust's rights and remedies, but the Administrator is required to do so only if it receives any indemnity that it requests; and

           - make all necessary arrangements for meetings of the Trustees and any meetings of holders.


           The Administrator will not select the independent public accountants for the Trust. The Administrator also will not sell any of the Trust's assets, or permit any other agent of the Trust to do so, except when the Contract requires the Trust to make a delivery, when the Trust is required to sell fractional shares, when the collateral agreement securing the Contract requires the Trust to sell collateral posted by the Seller, and when the Trust terminates.



           CUSTODIAN. The Trust's assets will be held by The Chase Manhattan Bank as the Trust's custodian (the "Custodian") under a Custodian Agreement, dated as of February __, 2000 (the "Custodian Agreement").



           COLLATERAL AGENT. The Custodian will also act as collateral agent (the "Collateral Agent") under the collateral agreement among the Collateral Agent, the Trust and the Seller (the "Collateral Agreement"). The Collateral Agent will hold a perfected security interest in the Class A Common Stock and U.S. Government obligations or other assets pledged by the Seller under the Collateral Agreement. If the Seller defaults under the Contract or Collateral Agreement, it will be the Collateral Agent that sells the collateral posted by the Seller and pays the proceeds of that sale to the Custodian for distribution to the holders of the Securities.




           PAYING AGENT. ChaseMellon Shareholder Services, L.L.C. will serve as the transfer agent, registrar and paying agent (the "Paying Agent") for the Securities under a Paying Agent Agreement, dated as of February __, 2000 (the "Paying Agent Agreement").


           OTHER INFORMATION CONCERNING THE TRUST'S AGENTS. The Administrator, the Custodian, the Collateral Agent and the Paying Agent each have the right to resign at any time on 60 days' notice to the Trust. The Trustees have the right to remove any of these agents of the Trust at any time on 60 days' notice or immediately if the agent defaults under the applicable agreement or the Investment Company Act, suffers a bankruptcy, merges without the Trust's consent, or under several other circumstances. In order to ensure that all the agents of the Trust are the same financial institution or affiliate financial institutions, if any of these agents resigns or is removed, the appointment of each of the other agents automatically terminates. However, no resignation or removal of any of these agents will be effective until a successor is appointed. If any of these agents resigns or is removed, the Trustees are required to appoint a successor with the qualifications specified in the Trust Agreement.


           Except for their respective roles as Administrator, Custodian and Collateral Agent and as Paying Agent, The Chase Manhattan Bank and ChaseMellon Shareholder Services, L.L.C. have no other affiliation with, and are not engaged in any other transactions with, the Trust.

INDEMNIFICATION


           The Trust will indemnify each Trustee, the Administrator, the Custodian, the Collateral Agent and the Paying Agent against any liabilities or costs (including the costs of defending against any liability) that it may incur in acting in that capacity, except for willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits that indemnification. The Seller has agreed to reimburse the Trust for any amounts it may be required to pay under these indemnifications.
If the Seller does not pay these amounts, the Trust will have to pay them, and this will reduce the amount available to distribute to holders.


EXPENSES OF THE TRUST


           At the closing of the offering of the Securities, the Seller will pay to the Administrator, the Custodian, the Collateral Agent and the Paying Agent a one-time, up-front payment of $_______ to cover their fees and the Trustees' compensation described above. The Seller will also pay the Administrator a one-time, up-front payment of $________ to cover the Trust's anticipated expenses. The anticipated Trust expenses to be paid by the Administrator out of this amount include, among other things:


           -          expenses for legal and independent accountants' services;

           - costs of printing proxies, Securities certificates and holder reports; and

           -          fidelity bond coverage for the Trustee.


In addition, the Seller will pay the costs of organizing the Trust in the amount of $__________ and estimated costs in connection with the initial registration and public offering of the Securities in the amount of $_______.



           The amount that the Seller will pay to the Administrator to cover the Trust's ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. It is possible, however, that the actual operating expenses of the Trust will be substantially more than this amount. The Seller has agreed to pay any excess expenses beyond this amount. If the Seller does not pay those excess expenses, the Trust will have to pay them, and this will reduce the amount available to distribute to holders.


TRUST TERMINATION


            The Trust will terminate automatically ten business days after the final Exchange Date. However, if the Contract is accelerated, then the Trust will terminate 10 business days after the Class A Common Stock, cash or other common equity securities required to be delivered under the Contract are delivered. If the Trust terminates before all the distributions on the Securities have been paid, the Trust's Administrator will sell any U.S. Treasury securities then held in the Trust and distribute the proceeds pro rata to the holders of the Securities, together with the shares or cash delivered under the Contract.


VALUATION FOR INVESTMENT COMPANY ACT PURPOSES


           In calculating the Trust's net asset value as required by the Investment Company Act, the Trust Agreement provides that (i) the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees, (ii) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable and (iii) the Contract will be valued on the basis of the bid price received by the Trust for the Contract, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Trustees.


INVESTMENT COMPANY ACT EXEMPTION

           The SEC has issued an order that exempts the Trust from the requirements of Section 12(d)(1) of the Investment Company Act that restrict the amount of Securities that registered investment companies could otherwise own. Accordingly, registered investment companies may hold Securities in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act. However, any such investment company will be required to vote its Securities in proportion to the votes of all other holders.

                                 USE OF PROCEEDS

           The net proceeds of this offering will be used immediately upon the closing of this offering to:

           - purchase a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the Securities; and


           -          pay the purchase price to the Seller under the Contract.


                        INVESTMENT OBJECTIVE AND POLICIES


           This prospectus includes a Glossary that states the definitions given to some of the capitalized terms used in this prospectus in the Contract, the Trust Agreement and the Collateral Agreement. You should refer to the Glossary if you wish to understand the terms used in this prospectus in detail. Some of these definitions are summarized in the descriptions below.


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS; FUNDAMENTAL POLICIES


           The Trust's investment objective is to give the holder of each Security a quarterly cash distribution of $____ and, on the Exchange Date, between 0.____ shares and 1 share of Class A Common Stock (or cash equal to the value of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single Security will vary, depending on the average market price of the Class A Common Stock over the twenty business days before the Exchange Date. The value of the Class A Common Stock (or cash or Marketable Securities received in lieu of Class A Common Stock) that will be received by a holder under the Securities may be more or less than the amount the holder paid for the Securities.


           To achieve its investment objective, the Trust will use the proceeds of the Securities to buy and hold:


           - a portfolio of stripped U.S. Treasury securities that will mature during each quarter through February __, 2003; and



           -          the Contract.


           The Trust has adopted the following fundamental policies:


           - the Trust will invest at least 70% of its total assets in the Contract;

           - the Contract may not be disposed of during the term of the Trust;



           - the U.S. Treasury securities held by the Trust may not be disposed of before the earliest of their respective maturities, the occurrence of a Reorganization Event where the consideration does not include any Marketable Securities, a default by the Seller under the Contract, and the termination of the Trust; and



           - the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contract and the Class A Common Stock or other assets received pursuant to the Contract and, for cash management purposes, the short-term obligations of the U.S. Government described under "--Temporary Investments" below; issue any securities or instruments except for the Securities; make short sales or purchases on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; make loans (other than the purchase of stripped U.S. Treasury securities as described in this prospectus); or take any action that would or could cause the Trust not to be a "grantor trust" for purposes of the U.S. federal income tax laws.


           The foregoing investment objective and policies are fundamental policies of the Trust that may not be changed without the approval of a majority of the Trust's outstanding Securities. A "majority of the Trust's outstanding Securities" means the lesser of (i) 67% of the Securities represented at a meeting at which more than 50% of the outstanding Securities are represented, and (ii) more than 50% of the outstanding Securities.


           Because of the foregoing limitations, the Trust's investments will be concentrated in the Internet industry, which is the industry in which the Company operates. The Trust is not permitted to purchase restricted securities.


THE COMPANY AND THE COMMON STOCK


           The Company is a global integrated media company which combines portal, information, entertainment, community and e-commerce services through its NBCi Web sites to deliver a comprehensive, next-generation broadband experience to its users. The Company is aggressively upgrading, expanding and integrating its portfolio of services to grow its registered user base, increase the level of Internet traffic on its properties, and develop its proprietary consumer database for advertisers and e-commerce partners. The Company is actively expanding its e-commerce activities through investments in current initiatives, strategic partnerships and complementary acquisitions and is developing its business-to-business and business-to-consumer businesses by leveraging its auction, business portal, business directory and database services.



           The shares of Class A Common Stock have been traded on the Nasdaq and on the European Association of Securities Dealers Automated Quotation System under the symbol "NBCI" since November 30, 1999. The following table sets forth, for the calendar quarters indicated, the reported high and low sales prices of the shares of Class A Common Stock on Nasdaq. As of February __, 2000, there were ____ record holders of the Class A Common

Stock, including The Depository Trust Company, which holds shares of Class A Common Stock on behalf of an indeterminate number of beneficial owners.



                                                                                     HIGH      LOW
                                                                                     ----      ---
 1999
      Fourth Quarter (from November 30, 1999)........................
 2000
      First Quarter (through February __, 2000)......................



           Holders will not be entitled to any rights with respect to the Class A Common Stock (including voting rights and rights to receive dividends or other distributions on the Class A Common Stock) unless they actually receive shares of Class A Common Stock in exchange for the Securities.



           Please refer to the attached Company Prospectus, dated February __, 2000 (pages A-1 through A-_ hereto), which describes the Company and the Class A Common Stock. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the Securities. The Company Prospectus relates to an aggregate of ______________ shares of Class A Common Stock (and an additional aggregate ___________ shares if the Underwriters exercise their over-allotment option).



THE CONTRACT



           The Trust will enter into a Contract with the Seller obligating the Seller to deliver to the Trust on the Exchange Date a number of shares of Class A Common Stock equal to the product of the Exchange Rate (as defined below) times the initial number of shares of Class A Common Stock covered by the Contract. The aggregate initial number of shares of Class A Common
Stock under the Contract will equal the aggregate number of Securities offered by this prospectus (and will be increased if the Underwriters exercise their over-allotment option).



           The aggregate purchase price that the Trust will pay under the Contract will be $_____. The Trust will pay this purchase price on the closing date of this offering (or, for the portion of the Contract relating to the Securities to be sold under the Underwriters' over-allotment option, on the closing date for the exercise of that option). This purchase price was arrived at by arm's-length negotiation between the Trust and the Seller, taking into consideration factors including the price, the expected dividend level and volatility of the Class A Common Stock, current interest rates, the term of the Contract, current market volatility generally, the collateral pledged by the Seller, the value of other similar instruments and the costs and anticipated proceeds of the offering of the Securities.



           The Contract provides that if the Seller delivers Securities to the Trust on or before the Exchange Date, the Seller's obligation to deliver Class A Common Stock (or cash) will be proportionately reduced. The delivery of Securities in partial or complete satisfaction of the Seller's obligations will not, however, affect the amount of Class A Common Stock or cash that will be received by the holder of each Security that remains outstanding on the Exchange Date.



           All matters relating to the administration of the Contract will be the responsibility of either the Administrator or the Custodian.



           THE EXCHANGE RATE. The "Exchange Rate" will be calculated by a formula based on the "Average Market Price" of the Class A Common Stock on the Exchange Date:


           - If the Average Market Price is less than $_______ (the "Appreciation Threshold Price") but equal to or greater than $_____ (the "Initial Price"), the Exchange Rate will be the number of shares of Class A Common Stock having a value (determined at the Average Market Price) equal to the Initial Price.



           - If the Average Market Price is equal to or greater than the Appreciation Threshold Price, the Exchange Rate will be _______ shares of Class A Common Stock.



           - If the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Class A Common Stock.



This formula will be adjusted if the Company takes certain steps that combine, split or dilute the value of the Class A Common Stock. See "--The Contract--Dilution Adjustments". The Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). If this formula would require the Trust to deliver a fraction of a share of Class A Common Stock to any holder, the Trust will instead deliver cash equal to the value of that fraction of a share.



           The "Average Market Price" per share of Class A Common Stock on any date means the average Closing Price of a share of Class A Common Stock on the 20 Trading Days immediately before but not including that date. The Average Market Price will be calculated in a different manner if the Seller carries out a Rollover Offering (as defined below), as described under "--Cash Settlement; Rollover Offerings".



           The "Closing Price" of the Class A Common Stock (or any other common equity security) on any date means the closing sale price (or, if no closing sale price is reported, the last reported sale price) of that security as reported on the NYSE Consolidated Tape on that date or, if the security is not listed for trading on the NYSE on that date, as reported in the composite transactions for the principal United States national or regional securities exchange on which the security is so listed, or if the security is not listed on a United States national or regional securities exchange on that date, as reported by Nasdaq or, if the security is not reported by that market on that date, the last quoted bid price for the security in the over-the-counter market as reported by the National Quotation Bureau or any similar organization. However, if any event that results in an adjustment to the number of shares of Class A Common Stock deliverable under the Contract, as described under "--The Contract--Dilution Adjustments", occurs before the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of that event.


           A "Trading Day" for any common equity security means a day on which the security (A) is not suspended from trading on any United States national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the United States national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.


           For illustrative purposes only, the following chart shows the number of shares of Class A Common Stock that a holder would receive for each Security at various Average Market Prices. The chart assumes that there would be no adjustments to the number of shares of Class A Common Stock deliverable under the Contract by reason of the occurrence of any of the events described under "--The Contract-Dilution Adjustments". There can be no assurance that the Average Market Price on the Exchange Date will be within the range set forth below. Given the Initial Price of $_____ per Security and the Appreciation Threshold Price of $_____, a holder would receive in connection with the exchange of Securities on the Exchange Date the following number of shares of Class A Common Stock:

                                                    Number of Shares
     Average Market Price                        of Class A Common Stock
   of Class A Common Stock                            Per Security
   -----------------------                       -----------------------



           EXTENSION AND ACCELERATION OF THE EXCHANGE DATE AT THE OPTION OF
THE SELLER. The Seller has the right to extend the Exchange Date under the Contract to May __, 2003. If the Seller extends the Exchange Date, the Seller will not be required to deliver the shares of Class A Common Stock or cash under the Contract until May __, 2003. However, once the Seller extends the Exchange Date, the Seller can then accelerate the delivery of shares or cash to any date between February __, 2003 and May __, 2003. If the Seller extends or accelerates the Exchange Date, the holders of the Securities will not receive the corresponding portion of the shares or cash until the extended or accelerated Exchange Date, and the number of shares and amount of cash included in that delivery would be calculated as of the extended or accelerated Exchange Date. However, the holders of the Securities would receive an additional, partial cash distribution on the Securities on the extended or accelerated Exchange Date.



           The amount of the additional, partial distribution that would be paid on the Securities would be a portion of the regular quarterly distribution on the Securities proportionate to the number of shares of Class A Common Stock covered by the Contract. For example, if the Exchange Date is extended to May __, 2003 for half the shares or cash deliverable on the Exchange Date, the additional distribution would be equal to half the regular quarterly distribution. If the final Exchange Date falls between February __, 2003 and May __, 2003, the additional distribution will be pro-rated both to reflect the number of securities covered by the extended and accelerated Contract and the number of days by which the Exchange Date is extended. For example, if the Exchange Date for half the shares or cash deliverable on the Exchange Date is extended to May __, 2003 and then accelerated to March __, 2003 (i.e., one-third of the time between February __, 2003 and May __, 2003), the additional distribution would be equal to one-third of one-half (or one-sixth) of the regular quarterly distribution.



           CASH SETTLEMENT; ROLLOVER OFFERINGS. The Seller may elect to deliver cash, instead of shares of Class A Common Stock, on the Exchange Date (whether or not extended or accelerated) under its Contract. If the Seller chooses to deliver cash instead of shares of Class A Common Stock, the amount of that cash will be equal to the value, based on the Average Market Price at the Exchange Date, of the number of shares that the Seller would otherwise be required to deliver on the Exchange Date.



           The Seller may choose to deliver cash, instead of shares of Class A Common Stock, in connection with a "Rollover Offering". A "Rollover Offering" is a reoffering or refinancing of Securities effected by the Seller not earlier than February __, 2003, by means of a completed public offering or offerings or another similar offering (which may include one or more exchange offers) by or on behalf of the Seller. If the Seller chooses to carry out a Rollover Offering, the "Average Market Price" will be the Closing Price per share of Class A Common Stock on the Trading Day immediately before the date that the Rollover Offering is priced (the "Pricing Date") or, if the Rollover Offering is priced after 4:00 P.M., New York City time, on the Pricing Date, the Closing Price per share on the Pricing Date.

           If the Seller carries out a Rollover Offering that is consummated on or before the Exchange Date, the cash payable by the Seller will be delivered to the Trust within five Trading Days of the Exchange Date (which may be extended and accelerated as described above), instead of on the Exchange Date itself. Accordingly, the holders of the Securities may not receive a portion of the cash deliverable in exchange for the Securities until the fifth Trading Day after the Exchange Date.



          If the Seller chooses to carry out a Rollover Offering, it must give notice of its election to all holders of the Securities, no less than 30 days and no more than 90 days prior to the Exchange Date as then in effect.



           DILUTION ADJUSTMENTS. The Exchange Rate will be adjusted if the Company (i) pays a stock dividend or makes a distribution with respect to the Class A Common Stock in shares of that stock, (ii) subdivides or splits its outstanding shares of Class A Common Stock, (iii) combines its outstanding shares of Class A Common Stock into a smaller number of shares, or (iv) issues by reclassification of its shares of Class A Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate will be adjusted as follows: for each share of Class A Common Stock that would have been deliverable under a Security upon exchange before the adjustment, the holder of that Security will receive the number of shares of Class A Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant to that reclassification), or the fraction of such shares, that a stockholder who held one share of Class A Common Stock immediately before that event would be entitled solely by reason of that event to hold immediately after that event.



           In addition, if the Company issues rights or warrants to all holders of Class A Common Stock entitling them to purchase shares of Class A Common Stock at a price per share less than the Then-Current Market Price (as defined below) of the Class A Common Stock (other than rights to purchase Class A Common Stock pursuant to a plan for the reinvestment of dividends or interest), then the Exchange Rate will be adjusted pursuant to the following formula:


               A =  ER   x  OS + AS
                            -------
                            OS + PS

           where

           ER  = the Exchange Rate before the adjustment;


           OS = the number of shares of Class A Common Stock outstanding immediately before the time (determined as described below) the adjustment is effected by reason of the issuance of those rights or warrants;



           AS = the number of additional shares of Class A Common Stock offered for purchase pursuant to those rights or warrants; and



           PS = the number of additional shares of Class A Common Stock that the aggregate offering price of the total number of shares of Class A Common Stock so offered for purchase would purchase at the Then-Current Market Price.



To the extent that, after expiration of those rights or warrants, any of the shares of Class A Common Stock offered by such rights or warrants are not actually delivered, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect if the foregoing adjustment had been made upon the basis of delivery of only the number of shares of Class A Common Stock actually delivered.



           The "Then-Current Market Price" of the Class A Common Stock, for the purpose of making any dilution adjustment, means the average Closing Price per share of Class A Common Stock for the five Trading Days immediately before the time that adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, as described below, immediately before the earlier of the time the adjustment is effected and the related "ex-date" on which the shares of Class A Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance).



           In addition, if the Company pays a dividend or makes a distribution to all holders of Class A Common Stock of evidences of its indebtedness or other non-cash assets (excluding any stock dividends or distributions in shares of Class A Common Stock described above and any Spin-Off Distributions (as defined below)) or issues to all holders of Class A Common Stock rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in the second paragraph of this subsection), then the Exchange Rate will be adjusted pursuant to the following formula:


          A =   ER  x      T
                         -----
                         T - V

           where

           ER  =   the Exchange Rate before the adjustment;


           T   =   the Then-Current Market Price per share of Class A Common
                   Stock; and



           V   =   the fair market value (as determined by a nationally
                   recognized independent investment banking firm retained for this purpose by the Administrator) as of the time the adjustment is effected of the portion of those evidences of indebtedness, non-cash assets or rights or warrants applicable to one share of Class A Common Stock.



           In addition, if the Company distributes cash (other than any Permitted Dividend (as defined below), any cash distributed in consideration of fractional shares of Class A Common Stock and any cash distributed in a Reorganization Event (as defined below), by dividend or otherwise, to all holders of Class A Common Stock or makes an Excess Purchase Payment (as defined below), then the Exchange Rate will be adjusted pursuant to the following formula:


                   A   =    ER   x     T
                                     -----
                                     T - D

           where

           ER  = the Exchange Rate before the adjustment;


           T   = the Then-Current Market Price per share of Class A Common Stock on the record date for that distribution; and



           D   = the amount of that distribution applicable to one share of
                 Class A Common Stock that would not be a Permitted Dividend or, in the case of an Excess Purchase Payment, the aggregate amount of that Excess Purchase Payment divided by the number of outstanding shares of Class A Common Stock on that record date.


           For purposes of these adjustments,


           (a) the term "Permitted Dividend" means any quarterly cash dividend on the Class A Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of that dividend results in an annualized dividend yield on the Class A Common Stock above ___%; and

           (b) the term "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) of all other consideration paid by the Company with respect to one share of Class A Common Stock acquired in a tender offer or exchange offer by the Company, over (ii) the Then-Current Market Price per share of Class A Common Stock.


           If any adjustment in the Exchange Rate must be made pursuant to the formulas described above, corresponding adjustments will be made to the Initial Price and the Appreciation Threshold Price.


           Dilution adjustments will be effected: (i) in the case of any dividend, distribution or issuance described above, as of the opening of business on the business day after the record date for determination of holders of Class A Common Stock entitled to receive that dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after that record date, at the time that dividend, distribution or issuance is announced by the Company; (ii) in the case of any subdivision, split, combination or reclassification described above, on the effective date of that transaction; (iii) in the case of any Excess Purchase Payment for which the Company announces, at or before the time it commences the relevant share repurchase, the repurchase price for those shares to be repurchased, on the date of that announcement; and (iv) in the case of any other Excess Purchase Payment, on the date that the holders of Class A Common Stock become entitled to payment with respect to that Excess Purchase Payment. There will be no adjustment under the Contract for any dividends, distributions, issuances or repurchases that may be declared or announced after the Exchange Date.


           If an adjustment is made because the Company announces or declares a record date for a dividend, distribution, issuance or repurchase, and the dividend, distribution, issuance or repurchase does not actually occur, then the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect if the adjustment for that dividend, distribution, issuance or repurchase had not been made. If an adjustment is made because the Company announces a share repurchase, and the Company reduces the repurchase price or repurchases fewer shares than announced, then upon completion of that share repurchase, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect if the adjustment for that repurchase had been based on the actual price and amount repurchased. All dilution adjustments will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). No adjustment in the Exchange Rate will be required unless that adjustment would require an increase or decrease of at least one percent in the Exchange Rate. However, any adjustments that are not required to be made because of this limit will be carried forward and taken into account in any subsequent adjustment.


           REORGANIZATION EVENTS. If a Reorganization Event occurs, the
Seller will be required to deliver on the Exchange Date, in lieu of each share of Class A Common Stock subject to the Contract, cash in an amount equal to:


           - If the Transaction Value (as defined below) is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Initial Price.

           - If the Transaction Value is greater than or equal to the Appreciation Threshold Price, 0.__ multiplied by the Transaction Value.

           - If the Transaction Value is less than the Initial Price, the Transaction Value.

This amount of cash is referred to as the "Basic Reorganization Event Amount".


           If the consideration received by the holders of Class A Common Stock in the Reorganization Event (the "Merger Consideration") includes Marketable Securities, the Seller may choose to deliver those Marketable Securities on the Exchange Date in lieu of delivering the cash value of those Marketable Securities as described above. If the Seller chooses to deliver Marketable Securities on the Exchange Date, the holders of the Securities will be responsible for paying all brokerage and other transaction costs when they resell those securities.



           Notwithstanding the foregoing, if at least 30% of the Merger Consideration consists of cash or cash equivalents (a "Cash Merger"), then delivery of the Merger Consideration, other than any consideration consisting of Marketable Securities, will be accelerated as follows. The Seller will be required:



           - within five business days after the Seller receives the Merger Consideration, to deliver to the Trust the portion of the Merger Consideration, other than Marketable Securities, calculated as described below (the "Accelerated Portion") (and the Trust will promptly distribute this property to the holders of the Securities); and


           - on the Exchange Date, to deliver to the Trust the number of Marketable Securities calculated as described below.


           Instead of delivering any non-cash consideration at the time of a merger, the Seller may choose to deliver cash equal to the Value of those assets. Similarly, instead of delivering Marketable Securities on the Exchange Date, the Seller may choose to deliver cash equal to the value, based on the Average Market Price at the Exchange Date, of the number of Marketable Securities that the Seller would otherwise be required to deliver on the Exchange Date.


           The Accelerated Portion per Security will be the portion of the Merger Consideration, other than Marketable Securities, that has a Value (as defined below) equal to the amount determined pursuant to the following formula:

                    AP = BREA x OC
                         ---------
                            TV

           where:

           AP   =      the Value of the Accelerated Portion;

           BREA =      the Basic Reorganization Event Amount;


           OC   =      the Value of the portion of the Merger Consideration
                       received in exchange for a single share of Class A
                       Common Stock that consists of assets other than Marketable Securities; and


           TV   =      the Transaction Value.

           The number of Marketable Securities that the Trust will be required to deliver on the Exchange Date in exchange for each Security will be determined by applying the Exchange Rate, adjusted as described below, to the Average Market Price of the Marketable Securities on the Exchange Date. To calculate the Exchange Rate, the Initial Price will be adjusted pursuant to the following formula:

                    A = IP x MS
                             --
                             TV

           where

           IP =   the Initial Price before the adjustment;

           MS =   the Value of a share of the Marketable Securities; and

           TV =   the Transaction Value.

Similarly, the Appreciation Threshold Price will be adjusted pursuant to the following formula:

                    A = ATP x MS
                              --
                              TV

           where

           ATP =  the Appreciation Threshold Price before the adjustment;

           MS =   the Value of a share of the Marketable Securities; and

           TV =   the Transaction Value.

The Exchange Rate will be adjusted pursuant to the following formula:

                    A = ER x SC
                             --
                             MS

           where

           ER = the Exchange Rate (computed on the basis of the adjusted Initial Price and Appreciation Threshold Price and the Average Market Price of the Marketable Securities);


           SC = the aggregate Value of the Marketable Securities included in the Merger Consideration received in exchange for a single share of Class A Common Stock; and


           MS =   the Value of a share of the Marketable Securities.

           For purposes of the foregoing formulas, "Value" means (i) in respect of cash, the amount of such cash; (ii) in respect of any property other than cash or Marketable Securities, an amount equal to the market value on the date the Reorganization Event is consummated (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator); and (iii) in respect of any share of Marketable Securities, an amount equal to the average Closing Price per share of those Marketable Securities for the 20 Trading Days immediately before the date the Reorganization Event is consummated.


           A "Reorganization Event" is (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Class A Common Stock outstanding immediately before the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.



           "Transaction Value" means the sum of (i) for any cash received in the Reorganization Event, the amount of such cash received per share of Class A Common Stock, (ii) for any property other than cash or Marketable Securities received in the Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of the property received per share of Class A Common Stock (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) and
(iii) for any Marketable Securities received in the Reorganization Event, an amount equal to the average Closing Price per share of those Marketable Securities for the 20 Trading Days immediately before the Exchange Date (or, in the case of a Cash Merger, for the 20 Trading Days immediately before the date the Reorganization Event is consummated) multiplied by the number of those Marketable Securities received for each share of Class A Common Stock.


           The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (iii) will be adjusted if a dilution event of the type described under "--Dilution Adjustments" occurs with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date.


           "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national or regional securities exchange or reported by Nasdaq.



           No dilution adjustments will be made for events, other than those described above, such as offerings of Class A Common Stock (other than through the issuance of rights or warrants described above) for cash or in connection with acquisitions.



           SPIN-OFF DISTRIBUTIONS. If the Company makes a "Spin-Off Distribution" during the term of the Contract, then the Seller will be required to deliver on the Exchange Date, together with each share of Class A Common Stock delivered under the Contract, the number of Marketable Securities distributed in respect of a single share of Class A Common Stock in that Spin-Off Distribution. After the Company makes such a distribution, the "Closing Price" of Class A Common Stock, for purposes of calculating the Exchange Rate and for all other purposes under the Contract, will be determined by reference to (A) the Closing Price per share of the Class A Common Stock and
(B) the product of (x) the Closing Price per share of the spun-off Marketable Securities and (y) the number of shares of such Marketable Securities distributed per share of Class A Common Stock in the Spin-Off Distribution. The number of shares of Marketable Securities that the Seller is required to deliver, and the formula for determining the "Closing Price" in the preceding sentence, will be adjusted if any event that would, if it had occurred with respect to the Class A Common Stock or the Company, have required an adjustment pursuant to the provisions described under "--Dilution Adjustments" occurs with respect to those Marketable Securities or their issuer between the time of the Spin-Off Distribution and the Exchange Date.



           A "Spin-Off Distribution" means a distribution by the Company to holders of Class A Common Stock of Marketable Securities issued by an issuer other than the Company.



           COLLATERAL ARRANGEMENTS; ACCELERATION UPON DEFAULT BY THE
SELLER. The Seller's obligations under the Contract between the Seller and the Trust initially will be secured by a security interest in the maximum number of shares of Class A Common Stock deliverable under the Contract (adjusted in accordance with the dilution adjustment provisions of the Contract, described above), pursuant to a Collateral Agreement among the Trust, the Seller and the Collateral Agent.



           If a Reorganization Event occurs, the Collateral Agreement will require the Seller to pledge as alternative collateral all Marketable
Securities deliverable in such event in exchange for the maximum number of shares of Class A Common Stock deliverable under the Contract at the time of the Reorganization Event, plus cash in an amount equal to 100% of the Seller's Cash Delivery Obligations (as defined below). Instead of delivering cash, the Seller may choose to deliver U.S. Government obligations with an aggregate market value, when pledged and at daily mark-to-market valuations after that time, of not less than 105% of those Cash Delivery Obligations. The Collateral Agent will be required, under the Collateral Agreement, to invest any such cash in U.S. Treasury securities maturing on or before February __, 2003. The Seller's "Cash Delivery Obligations" will be the Transaction Value of any Merger Consideration, other than Marketable Securities, in respect of the maximum number of shares covered by the Contract at the time of the Reorganization Event. The number of shares of Marketable Securities required to be pledged will be adjusted if any event requiring a dilution adjustment under the Contract occurs. If the Reorganization Event is a Cash Merger, the collateral in respect of the Seller's Cash Delivery Obligations will be released when the Seller delivers the Accelerated Portion.



           If the Company makes a Spin-Off Distribution, the Collateral Agreement will require the Seller to pledge as additional collateral all Marketable Securities deliverable in such distribution in respect of the maximum number of shares of Class A Common Stock deliverable under the Contract at the time of such Spin-Off Distribution. The number of these Marketable Securities required to be pledged will also be adjusted if any event requiring a dilution adjustment under the Contract occurs.



           Unless the Seller is in default in its obligations under the Collateral Agreement, the Seller will be permitted to substitute for the pledged shares of Class A Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. The Seller may substitute short-term, direct U.S. Government obligations in substitution for the pledged shares of Marketable Securities at any time. Any U.S. Government obligations pledged as substitute collateral for the Class A Common Stock, or for Marketable Securities received in a Reorganization Event or Spin-Off Distribution, will be required to have an aggregate market value at the time of delivery and at daily mark-to-market valuations after that time of not less than 150% (or, from and after any Insufficiency Determination that is not cured by the close of business on the next business day, as described below, 200%) of the product of the market price of the Class A Common Stock or Marketable Securities at the time of each valuation times the number of shares of Class A Common Stock or Marketable Securities for which those obligations are being substituted.



           The Collateral Agent will promptly pay over to the Seller any dividends, interest, principal or other payments received by the Collateral Agent on any collateral pledged by the Seller, including any substitute collateral, unless the Seller is in default in its obligations under the Collateral Agreement, or unless the payment of that amount to the Seller would cause the collateral to become insufficient under the Collateral Agreement. The Seller will have the right to vote any pledged shares of Marketable Securities for so long as those shares are owned by it and pledged under the Collateral Agreement, unless an event of default occurs under the Contract or Collateral Agreement.



           If the Collateral Agent determines (an "Insufficiency Determination") that the collateral pledged by the Seller fails to meet the foregoing requirements at any valuation, and that failure is not cured by the close of business on the business day after that determination, then, unless a Collateral Event of Default (as defined below) under the Collateral Agreement has occurred and is continuing, the Collateral Agent will commence (i) sales of the collateral consisting of U.S. Government obligations and (ii) purchases, using the proceeds of those sales, of shares of Class A Common Stock or Marketable Securities in an amount sufficient to cause the collateral to meet the requirements under the Collateral Agreement. The Collateral Agent will discontinue those sales and purchases if a Collateral Event of Default occurs under the Collateral Agreement.



           A "Collateral Event of Default" under the Collateral Agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at that time, failure of the collateral to include at least the maximum number of shares of Class A Common Stock covered by the Contract at that time (or, if a Reorganization Event or Spin-Off Distribution has occurred at or before that time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described above); (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Class A Common Stock (or shares of Marketable Securities) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Class A Common Stock (or Shares of Marketable Securities) times the difference between (x) the maximum number of shares of Class A Common Stock (or shares of Marketable Securities) deliverable under the

Contract at that time and (y) the number of shares of Class A Common Stock (or shares of Marketable Securities) pledged as collateral at that time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities was delivered, failure of any U.S. Government obligations pledged as collateral for Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to the Seller.



           If a Collateral Event of Default occurs under the Collateral Agreement, or the Seller suffers a bankruptcy or insolvency, the Seller's obligations under the Contract will automatically be accelerated. In that event, the Seller will become obligated to deliver the number of shares of Class A Common Stock (or, after a Reorganization Event or Spin-Off Distribution, the Marketable Securities or cash or a combination of Marketable Securities and cash deliverable instead of or in addition to those shares of Class A Common Stock) then deliverable under the Contract, or any U.S. Government obligations then pledged as collateral for the Seller's obligations.



           If the Contract is accelerated, (i) the Collateral Agent will distribute to the Trust, for distribution pro rata to the holders of the Securities, the shares of Class A Common Stock and Marketable Securities then pledged by the Seller and/or cash generated from the sale of U.S. Government obligations then pledged by the Seller and (ii) the Custodian will sell the stripped U.S. Treasury securities acquired by the Trust at the closing of this offering and then held by the Trust, and distribute the proceeds pro rata to the holders. After any distribution in accordance with the previous sentence, the number of shares of Class A Common Stock or Marketable Securities, as applicable, deliverable to holders on the Exchange Date will be proportionately reduced. In addition, if, by the Exchange Date, any substitute collateral has not been replaced by Class A Common Stock (or, after a Reorganization Event or Spin-Off Distribution, cash or Marketable Securities, as applicable) sufficient to meet the Seller's obligations under the Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the holders the market value of the Class A Common Stock and Marketable Securities required to be delivered under the Contract, in the form of any shares of Class A Common Stock or Marketable Securities then pledged by the Seller plus cash generated from the sale of U.S. Government obligations then pledged by the Seller (or, after a Reorganization Event, the market value of the alternative consideration required to be delivered under the Contract, in the form of any Marketable Securities then pledged, plus any cash then pledged, plus cash generated from the sale of U.S. Government obligations then pledged).


           CALCULATION OF MARKET PRICES. In calculating any market price, including any Average Market Price, Then-Current Market Price, Value or Transaction Value:


           - If no Closing Price for the Class A Common Stock is determined for one or more (but not all) of the Trading Days during the relevant period, those Trading Days will be disregarded in the calculation of the market price. No additional Trading Days will be added to the calculation period.



           - If no Closing Price for the Class A Common Stock is determined for any of the Trading Days during the relevant period, the market price will be the most recently available Closing Price for the Class A Common Stock before that period began.



           THE SELLERS. The Seller is CNET Investments II, Inc., a Delaware corporation. Please see the caption "Principal and Selling Stockholders" in the Company Prospectus for information about the Seller.


THE U.S. TREASURY SECURITIES

           The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with face amounts and maturities corresponding to the distributions payable with respect to the

Securities and the payment dates under the Securities. See "Description of Securities--Distributions". Up to 30% of the Trust's total assets may be invested in these U.S. Treasury securities. If the Contract is accelerated, then a proportionate amount of those U.S. Treasury securities then held in the Trust will be sold by the Administrator and the proceeds of that sale will be distributed pro rata to the holders, together with the amounts distributed upon acceleration. See "--Collateral Arrangements; Acceleration Upon Default By the Seller" and "The Trust--Trust Termination".



           If the Seller extends the Exchange Date under the Contract, it will be required to deliver additional U.S. Treasury securities to the Trust to pay the Seller's proportionate share of the additional, partial distribution described above under "--The Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller". If the Seller later accelerates the Exchange Date, the Seller will be required to repurchase those additional U.S. Treasury securities from the Trust on or before the Exchange Date, at a price equal to the Seller's proportionate share of the unpaid distributions on the Securities through the Exchange Date.


TEMPORARY INVESTMENTS

           For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day before the next distribution date. Under the Paying Agent Agreement, the Paying Agent is responsible for investing, as instructed by the Trustees, all such cash that is not paid to cover Trust expenses in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date. Not more than 5% of the Trust's total assets will be invested in those short-term obligations or held in cash at any one time.

                            DESCRIPTION OF SECURITIES


           Each Security represents an equal proportional interest in the Trust, and a total of __________ Securities will be issued (assuming that the Underwriters do not exercise their over-allotment option). The Securities have no preemptive, redemption or conversion rights. The Securities are fully paid and nonassessable by the Trust. The only securities that the Trust is authorized to issue are the Securities offered hereby and those sold to the initial holder referred to below. See "Underwriting".


DISTRIBUTIONS


           AMOUNT AND TIMING. The Trust intends to distribute to holders on a quarterly basis an amount equal to $____ per Security. This amount equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust. The first distribution will be made on May __, 2000 to holders of record as of the preceding business day. Distributions will then be made on February __, May __, August __ and November __ of each year to holders of record as of the preceding business day. Part of each distribution will be treated as a tax-free return of the holder's investment. See "--Tax Treatment of Distributions" and "Certain Federal Income Tax Considerations--Recognition of Original Issue Discount on the U.S. Treasury Securities".



           Upon termination of the Trust, as described under the caption "The Trust--Trust Termination", each holder will receive any remaining net assets of the Trust.



           Quarterly distributions on the Securities will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends that may be declared on the Class A Common Stock. See "Risk Factors--Shareholder Rights".

           The Trust does not permit the reinvestment of distributions.


           TAX TREATMENT OF DISTRIBUTIONS. The following table sets forth information regarding the distributions to be received on the stripped U.S. Treasury securities described under "Investment Objective and Policies" above (assuming that the Underwriters do not exercise their over-allotment option), the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing (assuming a yield-to-maturity accrual election in respect of any short-term U.S. Treasury securities) on those U.S. Treasury securities with respect to a holder that acquires its Securities at the issue price from an Underwriter pursuant to the original offering. See "Certain Federal Income Tax Considerations--Recognition of Original Issue Discount on the U.S. Treasury Securities".



                                        ANNUAL GROSS               ANNUAL GROSS                           ANNUAL INCLUSION OF
                                        DISTRIBUTIONS           DISTRIBUTIONS FROM    ANNUAL RETURN         ORIGINAL ISSUE
                                           FROM                    U.S. TREASURY           OF                  DISCOUNT
                                        U.S. TREASURY               SECURITIES         CAPITAL PER           IN INCOME PER
                                         SECURITIES                PER SECURITY         SECURITY               SECURITY
                                        -------------            -----------------    -------------      -------------------
Year
2000...............................
2001...............................
2002...............................
2003...............................


VOTING

           Holders are entitled to a full vote for each Security held on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trustees have been selected initially by Goldman Sachs, as the Trust's sponsor and the initial holder of the Trust's Securities. The Trust intends to hold annual meetings as required by the rules of the NYSE. The Trustees may call special meetings of holders for action by holder vote as may be required by either the Investment Company Act or the Trust Agreement. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Securities, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the holders of record of 10% of the Securities or to vote on other matters upon the written request of the holders of record of 51% of the Securities (unless substantially the same matter was voted on during the previous 12 months). The Trustees will establish, and notify the holders in writing of, the record date for each such meeting. The record date must be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The Trust will also assist in communications with other holders as required by the Investment Company Act.

BOOK-ENTRY-ONLY ISSUANCE


           The Depository Trust Company ("DTC") will act as securities depository for the Securities. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The Securities will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global Security certificates will be issued, representing in the aggregate the total number of Securities, and will be deposited with DTC or ChaseMellon
Shareholder Services, L.L.C., as DTC's custodian.


           DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants ("Participants") deposit with DTC. DTC also facilitates the settlement among Participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in Participants' accounts, eliminating the need for physical movement of securities certificates. Direct Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations ("Direct Participants"). Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly ("Indirect Participants").

           Purchases of Securities within the DTC system must be made by or through a Direct Participant, which will receive a credit for the Securities on DTC's records. The ownership interest of each actual purchaser of a Security ("Beneficial Owner") is in turn to be recorded on the Direct or Indirect Participants' records. Beneficial Owners will not receive written confirmation from DTC of their purchases, but Beneficial Owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased Securities. Transfers of ownership interests in Securities are to be accomplished by entries made on the books of Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in Securities, except upon a resignation of DTC.

           DTC has no knowledge of the actual Beneficial Owners of the Securities; DTC's records reflect only the identity of the Direct Participants to whose accounts those Securities are credited, which may or may not be the Beneficial Owners. The Participants will remain responsible for keeping account of their holdings on behalf of their customers.

           Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

           Payments on the Securities will be made to DTC. DTC's practice is to credit Direct Participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on that payment date. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices and will be the responsibility of that Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Trust, disbursement of those payments to Direct Participants is the responsibility of DTC, and disbursement of those payments to the Beneficial Owners is the responsibility of Direct and Indirect Participants.

           Except as provided herein, a Beneficial Owner of an interest in a global Security will not be entitled to receive physical delivery of Securities. Accordingly, each Beneficial Owner must rely on the procedures of DTC to exercise any rights under the Securities.

           DTC may discontinue providing its services as securities depository with respect to the Securities at any time by giving reasonable notice to the Trust. Under those circumstances, if a successor securities depository is not obtained, certificates representing the Securities will be printed and delivered in accordance with DTC's instructions.

                                  RISK FACTORS

INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT AND NO CHANGE IN ASSETS

           The Trust will not be managed like a typical closed-end investment company. The Trust will be internally managed by its Trustees and will not have any separate investment adviser.


           The Trust will not dispose of the Contract even if the price of the Class A Common Stock falls significantly or the financial condition of the Company suffers (or if, after a

Reorganization Event or Spin-Off Distribution, comparable developments occur affecting any Marketable Securities or the issuer of those Marketable Securities).

           Similarly, the Trust will not dispose of the U.S. Treasury securities held by the Trust before they mature or the Trust terminates, whichever comes first, even if their value falls significantly.

LIMITED OPPORTUNITY FOR INCREASE IN VALUE; RISK OF DECREASE IN VALUE OF CLASS A COMMON STOCK


           Because the Contract allows the Seller to deliver less than a full share of Class A Common Stock for each outstanding Security if the Average Market Price is higher than the Initial Price, the Securities have more limited appreciation potential than the Class A Common Stock. If the price of Class A Common Stock rises, a holder of a Security will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Class A Common Stock at the Exchange Date is below $______. Holders will receive only ____% of any increase in the value of the Class A Common Stock over $____. On the other hand, holders of Securities will bear all of any decrease in the value of the Class A Common Stock. The value of the Class A Common Stock to be received by holders on the Exchange Date (and any cash received in lieu of those shares) may be less than the amount paid for the Securities. Furthermore, the Securities may trade below the value of the Class A Common Stock if the Class A Common Stock appreciates in value.


FIXED RATE OF DISTRIBUTIONS


           The distributions on the Securities will be at a fixed rate for the entire term of the Trust. If the Company begins to pay dividends on the Class A Common Stock, distributions on the Securities may be lower than the dividends paid on the Class A Common Stock.


DILUTION ADJUSTMENTS


           The number of shares of Class A Common Stock that holders are entitled to receive at the termination of the Trust will be adjusted for some events, like stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contract--Dilution Adjustments". The number of shares to be received by holders may not be adjusted for other events, such as offerings of Class A Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Class A Common Stock. These other events may adversely affect the trading price of the Securities. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of Class A Common Stock, or that major stockholders will not sell any Class A Common Stock, in the future, or as to the amount of any such offerings or sales.


NON-DIVERSIFIED STATUS


           The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. The only assets held by the Trust will be the U.S. Treasury securities and the Contract, and potentially a small amount of other short-term investments. As a result, an investment in the Trust will be riskier than an investment in an investment company with diversified investments.



TRADING VALUE AFFECTED BY CLASS A COMMON STOCK PRICE AND OTHER FACTORS


           The Trust is a newly organized closed-end investment company with no previous operating history and the Securities are innovative securities. It is not possible to predict how the Securities will trade in the secondary market.

           The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Class A Common Stock in the secondary market. The trading prices of the Class A Common Stock may fluctuate, due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Class A Common Stock is traded and the market segment of which the Company is a part. The trading price of the Securities may also fluctuate due to, among other things, fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control. The Trust believes, however, that because of the yield on the Securities and the formula for determining the number of shares of Class A Common Stock to be delivered on the Exchange Date, the Securities will tend to trade at a premium to the market value of the Class A Common Stock if the Class A Common Stock price falls and at a discount to the market value of the Class A Common Stock if the Class A Common Stock price rises. There can, however, be no assurance that the Securities will trade at a premium to the market value of the Class A Common Stock.


           Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will fall. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of an initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

LIMITED TRADING MARKET FOR SECURITIES

           Goldman Sachs currently intends, but is not obligated, to make a market in the Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders with liquidity of investment or that it will continue for the life of the Securities. Goldman Sachs may stop making a market in the Securities at any time without notice. The Trust will apply to list the Securities on the NYSE. If that application is accepted, there can be no assurance that the Securities will not later be delisted or that trading in the Securities on the NYSE will not be suspended. If the Securities are delisted or suspended from trading on that exchange, the Trust will apply for listing of the Securities on another national or regional securities exchange or for quotation on another trading market. If the Securities are not listed or traded on any securities exchange or trading market, or if trading of the Securities is suspended, pricing information for the Securities may be more difficult to obtain, and the price and liquidity of the Securities may be adversely affected.

SHAREHOLDER RIGHTS


           Holders of the Securities will not be entitled to any rights with respect to the Class A Common Stock unless and until they actually receive Class A Common Stock in exchange for the Securities. For example, holders of Securities will not be entitled to vote the shares of Class A Common Stock or receive dividends.


                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

           The following discussion of the principal United States federal income tax consequences of ownership of Securities represents the opinion of Sullivan & Cromwell, counsel to the Trust. It deals only with Securities held as capital assets by a holder who acquires its Securities at the issue price from an Underwriter pursuant to the original offering, and not with special classes of holders, such as dealers in securities or currencies, traders that elect to mark to market, banks, life insurance companies, persons who are not United States Holders (as defined below), persons that hold

Securities that are part of a hedging transaction, straddle or conversion transaction, or persons whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended (the "Code"), its legislative history, existing and proposed regulations under the Code, published rulings and court decisions, all as currently in effect and all subject to change or different interpretation at any time, perhaps with retroactive effect. It should be noted that the Trust has not sought a ruling from the Internal Revenue Service with respect to the federal income tax consequences of ownership of Securities, and the Internal Revenue Service is not required to agree with the opinion of Sullivan & Cromwell.

           PROSPECTIVE PURCHASERS OF SECURITIES SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE CONSEQUENCES, IN THEIR PARTICULAR CIRCUMSTANCES, UNDER THE CODE AND THE LAWS OF ANY STATE, LOCAL OR OTHER TAXING JURISDICTION, OF OWNERSHIP OF SECURITIES.

           A "United States Holder" is a beneficial owner of Securities who or that is (i) a citizen or resident of the United States, (ii) a domestic corporation, (iii) an estate the income of which is subject to United States federal income tax without regard to its source or (iv) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust.

           Holders should be aware that there are alternative characterizations of the Trust's assets which could result in different federal income tax consequences. See "--Alternative Characterizations" below. While Sullivan & Cromwell does not believe these alternative characterizations should apply for federal income tax purposes, there can be no assurance in this regard, and holders should consult their tax advisors concerning the risks associated with alternative characterizations. The following discussion assumes that no such alternative characterizations will apply.


           TAX STATUS OF THE TRUST. The Trust will be treated as a grantor trust for federal income tax purposes and, under the grantor trust rules of the Code, each holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contract in the Trust. Income received by the Trust will be treated as income of the holders in the manner set forth below.



           RECOGNITION OF ORIGINAL ISSUE DISCOUNT ON THE U.S. TREASURY SECURITIES. The U.S. Treasury securities in the Trust will consist of stripped U.S. Treasury securities. A holder will be required to treat its pro rata portion of each U.S. Treasury security initially acquired by the Trust as a bond that was originally issued on the date the Trust acquired such security. A holder will include original issue discount in income over the life of the U.S. Treasury securities in an amount equal to the holder's pro rata portion of the excess of the amounts payable on those U.S. Treasury securities over the amount paid for the U.S. Treasury securities by the Trust. The amount of that excess will constitute only part of the total amounts payable in respect of U.S. Treasury securities held by the Trust, however. Consequently, a substantial portion of each quarterly cash distribution to the holders will be treated as a tax-free return of the holders' investment in the U.S. Treasury securities and will not be considered current income for federal income tax purposes. See "Description of Securities--Distributions--Tax Treatment of Distributions".


           A holder (whether on the cash or accrual method of tax accounting) will be required to include original issue discount (other than original issue discount on short-term U.S. Treasury securities as defined below) in income for federal income tax purposes as it accrues on a constant yield basis. The Trust expects that more than 20% of the holders will be accrual basis taxpayers, in which case original issue discount on any short-term U.S. Treasury security (i.e., any U.S. Treasury security with a maturity of one year or less from the date it is purchased) held by the Trust also will be required to be included in income by the holders as it is accrued. Unless a holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, that original issue discount will be accrued on a straight-line basis.

           EXTENSION OF THE EXCHANGE DATE. Holders should not be required to include any amounts in income upon the Trust's receipt of additional U.S. Treasury securities as a result of an extension of the Exchange Date under the Contract and should not be required to include any original issue discount in respect of such U.S. Treasury securities. See "Investment Objective and Policies--The Contract".



           Although there is no direct authority for the treatment of the cash distribution paid on the Securities on the extended Exchange Date, it is likely that such distribution should not be considered income to a holder upon receipt, but instead should be considered to reduce a holder's basis with respect to such holder's pro rata portion of the Contract held by the Trust, by analogy to the treatment of rebates or option premiums. If this treatment is respected, receipt of the cash distribution on the extended Exchange Date will increase the amount of gain (or decrease the amount of loss) recognized by a holder on a sale or other disposition of the Contract (including a disposition pursuant to cash settlement of such Contract) or on a subsequent sale or other disposition of the Class A Common Stock delivered pursuant to such Contract. Because there can be no assurance that the Internal Revenue Service will agree with this characterization of the cash distribution paid on the extended Exchange Date, holders are urged to consult their tax advisors concerning the tax consequences of receiving such payment.



           TAX BASIS OF THE U.S. TREASURY SECURITIES AND THE CONTRACT. A holder's initial tax basis in the Contract and the U.S. Treasury securities, respectively, will equal its pro rata portion of the amounts paid for them by the Trust. It is currently anticipated that ____% and ____% of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury securities and as payments for the Contract, respectively. A holder's tax basis in the U.S. Treasury securities will be increased by the amounts of original issue discount included in income in respect of U.S. Treasury securities and decreased by each amount of cash received in respect of U.S. Treasury securities.



           TREATMENT OF THE CONTRACT. Each holder will be treated as having entered into a pro rata portion of the Contract and, at the Exchange Date under the Contract, as having received a pro rata portion of the Class A Common Stock or cash, Marketable Securities or a combination of Class A Common Stock, Marketable Securities and cash delivered to the Trust.



           DISTRIBUTION OF THE CLASS A COMMON STOCK. The delivery of Class A Common Stock to the Trust pursuant to the Contract and the Trust's distribution of Class A Common Stock to the holders will not be taxable to the holders. Each holder's basis in its Class A Common Stock will be equal to its basis in its pro rata portion of the Contract which are settled in Class A Common Stock less the portion of that basis allocable to any fractional shares of Class A Common Stock for which cash is received. A holder will recognize short-term capital gain or loss upon receipt by the Trust of cash in lieu of fractional shares of Class A Common Stock equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in those fractional shares. The holding period for the Class A Common Stock will begin on the day after it is acquired by the Trust.



           DISTRIBUTION OF CASH. If the Trust receives cash upon settlement of the Contract, a holder will recognize capital gain or loss equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in the Contract settled for cash. Any gain or loss will be capital gain or loss which is taxable to holders as described below under "--Sale of Securities".



           SALE OF SECURITIES. A holder who sells Securities will be treated as having sold its pro rata portions of the U.S. Treasury securities and the Contract underlying the Securities. As a result, the holder will recognize capital gain or loss equal to the difference between the amount realized and the holder's aggregate tax bases in its pro rata portions of the U.S. Treasury securities and the Contract. Any gain or loss will be long-term capital gain or loss if the holder has held the Securities for more than one year. Long-term capital gain of an individual holder will be subject to a maximum tax rate of 20%.


           ALTERNATIVE CHARACTERIZATIONS. Sullivan & Cromwell believes the Contract should be treated for federal income tax purposes as prepaid forward contracts for the purchase of a variable number of shares of Class A Common Stock.



           The Internal Revenue Service could conceivably seek to treat the Contract differently. The Internal Revenue Service might, for example, seek to treat the cash paid to the Seller pursuant to the Contract as loans to the Seller in exchange for contingent debt obligations of the Seller. If the Internal Revenue Service were to prevail in making such an assertion, a holder might be required to include original issue discount in income over the life of the Securities at a market rate of interest for the Seller, taking account of all the relevant facts and circumstances. In addition, a holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the Class A Common Stock received on the Exchange Date (or the proceeds from cash settlement of the Contract) over the aggregate of the basis of the Contract and any interest on the Contract previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received) and any gain or loss attributable to the sale of the Contract could be treated as ordinary income or loss. The Internal Revenue Service could also conceivably take the view that a holder should include in income the amount of cash actually received each year on the Securities.



           BACKUP WITHHOLDING AND INFORMATION REPORTING. The payments of principal and original issue discount on the U.S. Treasury securities, and the proceeds received from cash settlement of the Contract or the sale of Securities, may be subject to U.S. backup withholding tax at the rate of 31% if the holder of those Securities fails to supply an accurate taxpayer identification number or otherwise to comply with applicable U.S. information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against that holder's U.S. federal income tax liability and may entitle that holder to a refund, provided that the required information is furnished to the Internal Revenue Service.


           After the end of each calendar year, the Trust will furnish to each record holder of Securities an annual statement containing information relating to the payments on the U.S. Treasury securities received by the Trust. The Trust will also furnish annual information returns to each record holder of the Securities and to the Internal Revenue Service.

                                  UNDERWRITING

           Subject to the terms and conditions of the Underwriting Agreement, the Trust has agreed to sell the Securities to the Underwriters, and the Underwriters have agreed to purchase the Securities from the Trust. Under the terms and conditions of the Underwriting Agreement, the Underwriters are committed to take and pay for all of the Securities offered hereby, if any are taken.


           Securities sold by the Underwriters to the public will initially be offered at the initial public offering price set forth on the cover of this prospectus. Any Securities sold by the Underwriters to securities dealers may be sold at a discount of up to $__ per Security from the initial public offering price. Any such securities dealers may resell any Securities purchased from the Underwriters to certain other brokers or dealers at a discount of up to $__ per Security from the initial public offering price. If all the Securities are not sold at the initial public offering price, the Underwriters may change the initial public offering price and the other selling terms. The sales load of $__ per Security is equal to __% of the initial public offering price. Investors must pay for any Securities purchased in the initial public offering on or before February __, 2000.

           In connection with the offering, the Underwriters may purchase and sell Securities in the open market. These transactions may include short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Securities than it is required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Securities while the offering is in progress.

           These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Securities. As a result, the price of the Securities may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters at any time. These transactions may be effected on the NYSE, in the over-the-counter market or otherwise.


           In light of the fact that proceeds from the sale of the Securities will be used by the Trust to purchase the Contract from the Seller, the Underwriting Agreement provides that the Seller will pay to the Underwriters the Underwriters' Compensation of $____ per Security.



           The Trust has granted the Underwriters an option exercisable for 30 calendar days after the date of this prospectus to purchase up to an aggregate of _____________ additional Securities solely to cover over-allotments, if any. If the Underwriters exercise their over-allotment option, they will receive the Underwriters' Compensation referred to above for each Security so purchased.



           The Company and the Seller have agreed that, during the period beginning from the date of this prospectus and continuing to and including the date ____ days after the date of this prospectus, they will not offer, sell, contract to sell or otherwise dispose of any Class A Common Stock or other securities that are substantially similar to the Class A Common Stock, including but not limited to any securities that are convertible or exchangeable for, or that represent the right to receive, Class A Common Stock or any such substantially similar securities, or enter into any swap, option future, forward or other agreement that transfers, in whole or in part, the economic consequences of ownership of Class A Common Stock or such other substantially similar securities, without the prior written consent of Goldman Sachs and except as otherwise provided in the Underwriting Agreement.



           The Securities will be a new issue of securities with no established trading market. An application will be made to list the Securities on the NYSE under the symbol "___". Goldman Sachs has advised the Company that it intends to make a market in the Securities, but it is not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the Securities.


           Goldman Sachs has informed the Trust that it does not expect sales to any accounts over which it exercises discretionary authority to exceed 5% of the total Securities offered by this prospectus.


           The Company and the Seller have agreed to indemnify the Underwriters against certain liabilities, including certain liabilities under the Securities Act of 1933.


           Goldman Sachs has subscribed for one Security at a purchase price of $100.00. Goldman Sachs will surrender this Security upon the closing of the offering made by this prospectus. No Securities will be sold to the public until the Securities subscribed for have been purchased and the purchase price of the Securities paid in full to the Trust.

                             VALIDITY OF SECURITIES


           The validity of the Securities will be passed upon for the Trust by Sullivan & Cromwell, New York, New York, and for the Underwriters by Brobeck, Phleger & Harrison, LLP, New York, New York.


                                     EXPERTS


          The financial statement included in this prospectus has been audited by, PricewaterhouseCoopers LLP, independent accountants, as stated in their opinion appearing herein, and has been so included in reliance upon that opinion given upon the authority of that firm as experts in accounting and auditing.


                               FURTHER INFORMATION

           The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the Securities offered hereby. More information concerning the Securities and the Trust may be found in the Registration Statement of which this prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part of the Registration Statement may be obtained from that office after payment of the fees prescribed by the Commission. The Registration Statement is also available on the Commission's website (http://www.sec.gov). The Securities will be listed on the NYSE and information concerning the Trust and the Securities may also be inspected at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Securityholders of NBCi Automatic Common Exchange Security Trust:



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of NBCi Automatic Common Exchange Security Trust (the "Trust") as of February __, 2000, in conformity with generally accepted accounting principles in the United States. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by the Trust's management and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                                               PricewaterhouseCoopers



New York, New York


February __, 2000

                                     NBCi


                    AUTOMATIC COMMON EXCHANGE SECURITY TRUST

                       STATEMENT OF ASSETS AND LIABILITIES


                                February __,  2000


                                     ASSETS

 Cash.......................................................   $        100
                                                               ------------
 Total assets...............................................   $        100
                                                               ============
                                   LIABILITIES
 ...........................................................   $          0
                                                               ------------

NET ASSETS

 Balance applicable to 1 Security outstanding...............   $        100
                                                               ------------
 Net asset value per Security...............................   $        100
                                                               ============
-------------------


           (1) NBCi Automatic Common Exchange Security Trust (the "Trust") was established on May 3, 1999 and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the Trust's organization will be paid by the Seller referred to below.


           (2) The Trust proposes to sell Trust Automatic Common Exchange Securities (the "Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940.


                      The Trust is a newly organized, finite-term trust established to purchase and hold a portfolio of stripped U.S. treasury securities and a forward purchase contract with CNET Investments II, Inc. (the "Seller") relating to the Class A Common Stock of NBC Internet, Inc. The Trust will be internally managed and will not have an investment adviser. The Trust's administration, which will be overseen by the trustees, will be carried out by The Chase Manhattan Bank as administrator of the Trust. The Chase Manhattan Bank and ChaseMellon Shareholder Services, L.L.C., will act as paying agent with respect to the Securities and will also serve as custodian, registrar and transfer agent with respect to the Securities. Ongoing fees and anticipated expenses for the term of the Trust will be paid for by the Seller.



           (3) The Trust issued one Security on January __, 2000 to Goldman, Sachs & Co. in consideration for a purchase price of $100. The Trust Agreement provides that before the offering, the Trust will split the outstanding Security as of the date that the price and underwriting discount of the Securities being offered to the public is determined, but before the sale of the Securities to the Underwriters. The initial Security will be split into the smallest whole number of Securities that would result in the per Security amount recorded as shareholders' equity after effecting the split not exceeding the public offering price per Security.

                                    GLOSSARY


           "Administration Agreement" means the Administration Agreement, dated as of February __, 2000, between the Trust and The Chase Manhattan Bank, as Administrator.



           "Administrator" means The Chase Manhattan Bank (or its successor) in its capacity as Administrator under the Administration Agreement.



           "Appreciation Threshold Price" means $_______, subject to adjustment as described under "-The Contract-Dilution Adjustments".



           "Average Market Price" per share of Class A Common Stock or Marketable Securities on any date means the average Closing Price per share of Class A Common Stock or Marketable Securities for the Calculation Period consisting of the 20 Trading Days immediately prior to but not including such date; provided that if no Closing Price for the Class A Common Stock or Marketable Securities is determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of the Average Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Class A Common Stock or Marketable Securities may be determined for any of such Trading Days, the Average Market Price shall be the Closing Price for the Class A Common Stock or Marketable Securities for the most recent Trading Day prior to such 20 Trading Days for which a Closing Price for the Class A Common Stock or Marketable Securities may be determined pursuant to the definition of "Closing Price". Notwithstanding the foregoing, for purposes of determining the payment required upon cash settlement of a Contract in connection with a Rollover Offering, "Average Market Price" means the Closing Price per share of Class A Common Stock or Marketable Securities on the Trading Day immediately prior to the date that the Rollover Offering is priced (the "Pricing Date") or, if the Rollover Offering is priced after 4:00 P.M., New York City time, on the Pricing Date, the Closing Price per share on the Pricing Date.


           "Beneficial Owner" means an actual purchaser of a Security, which will not receive written confirmation from DTC of its purchases of Securities but which is expected to receive written confirmations providing details of the transactions, as well as periodic statements of its holdings, from the Direct or Indirect Participants through which the Beneficial Owner purchased Securities.


           "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contract.



           "Cash Delivery Obligations" means, at any time, (A) if no Reorganization Event has occurred, zero, and (B) from and after any Reorganization Event, the Transaction Value of any Consideration other than Marketable Securities included in the Merger Consideration in such Reorganization Event, multiplied by the maximum number of shares of Class A Common Stock covered by the Contract at the time of the Reorganization Event; provided that if the Reorganization Event is a Cash Merger, the Seller's Cash Delivery Obligation will be zero after the Seller delivers the Accelerated Portion as required under the Contract.



           "Class A Common Stock" means the Class A Common Stock, par value $0.01 per share, of the Company.



           "Closing Price" of any common equity security (including the Class A Common Stock or any Marketable Securities) on any date of determination means the closing sale price (or, if no closing sale price is reported, the last reported sale price) of such common equity security as reported on the NYSE Consolidated Tape on such date of determination or, if such common equity security is not listed for trading on the NYSE on such date, as reported in the composite transactions for the principal United States national or regional securities exchange on which such common equity security is so listed, or if such common equity security is not so listed on a United States national or regional securities exchange on such date, as reported by the Nasdaq or, if such common equity security is not so reported on such date, the last quoted bid price for such common equity security in the over-the-counter market as reported by the National Quotation Bureau or any similar organization; provided that if any event that results in an adjustment to the number of shares of Class A Common Stock or Marketable Securities deliverable under the Contract, as described under "-The Contract-Dilution Adjustments", occurs during any Calculation Period, the Closing Price as determined pursuant to the foregoing for each Trading Day in the Calculation Period occurring prior to the date on which such adjustment is effected will be appropriately adjusted to reflect the occurrence of such event.


           "Code" means the Internal Revenue Code of 1986, as amended.


           "Collateral Agent" means The Chase Manhattan Bank (or its successor) in its capacity as Collateral Agent under the Collateral Agreements.



           "Collateral Agreement" means the Collateral Agreement, dated as of February __, 2000, among the Seller, The Chase Manhattan Bank, as Collateral Agent, and the Trust, securing the Seller's obligations under the Contract.



           "Collateral Event of Default" under the Collateral Agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at or before that time, failure of the collateral to include at least the maximum number of shares of Class A Common Stock covered by the Contract at that time (or, if a Reorganization Event or Spin-Off Distribution has occurred at or before that time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described under "Investment Objective and Policies-The Contract-Collateral Arrangements; Acceleration Upon Default By the Seller" above); (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Class A Common Stock (or shares of Marketable Securities deliverable pursuant to the Contract) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Class A Common Stock (or shares of Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Class A Common Stock (or shares of Marketable Securities) covered by the Contract at that time and (y) the number of shares of Class A Common Stock (or shares of Marketable Securities) pledged as collateral at that time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities has been delivered, failure of any U.S. Government obligations pledged as collateral for Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to the Seller.



           "Company" means NBC Internet, Inc., a Delaware corporation.



           "Company Prospectus" means the prospectus of the Company, dated February __, 2000 (attached as pages A-1 through A-__ hereof), which describes the Company and the Class A Common Stock.


           "Company Successor" means a surviving entity or subsequent surviving entity of the Company.


           "Contract" means the forward purchase contract between the Seller and the Trust relating to the Class A Common Stock.



           "Custodian" means The Chase Manhattan Bank (or its successor) in its capacity as Custodian under the Custodian Agreement.



           "Custodian Agreement" means the Custodian Agreement, dated as of February __, 2000, between the Trust and The Chase Manhattan Bank, as Custodian.


           "Direct Participants" means Participants of DTC, including brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, that are direct Participants of DTC.

           "DTC" means The Depository Trust Company.


           "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be final) of all other consideration paid by the Company with respect to one share of Class A Common Stock acquired in a tender offer or exchange offer by the Company, over (ii) the Then-Current Market Price per share of Class A Common Stock.



           "Exchange Date" means February __, 2003, subject to extension and acceleration by the Seller under their respective Contract.



           "Exchange Rate" means the rate of exchange of Class A Common Stock for Securities on the Exchange Date, and will be determined as follows (adjusted in certain events):


           (i) If the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be a fraction (rounded upward or downward to the nearest 1/10,000th or, if there is not a nearest 1/10,000th, to the next lower 1/10,000th) equal to the Initial Price divided by the Average Market Price.


           (ii) If the Average Market Price is equal to or greater than the Appreciation Threshold Price, the Exchange Rate will be 0.____ shares of Class A Common Stock.



           (iii) If the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Class A Common Stock.


           "holders" means the registered holders of the Securities.

           "Indirect Participants" means Participants of DTC, such as securities brokers and dealers, banks and trust companies, that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly.


           "Initial Price" means $_______, subject to adjustment as described under "-The Contract-Dilution Adjustments".



           "Insufficiency Determination" means a determination by the Collateral Agent that the collateral pledged by any Seller fails to meet the requirements described under "Investment Objective and Policies-The Contract-Collateral Arrangements; Acceleration Upon Default By the Seller".


           "Investment Company Act" means the Investment Company Act of 1940, as amended.

           "majority of the Trust's outstanding Securities" means the lesser of
(i) 67% of the Securities represented at a meeting at which more than 50% of the outstanding Securities are represented, and (ii) more than 50% of the outstanding Securities.

           "Managing Trustee" means the Trustee designated to serve as Managing Trustee.

           "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national or regional securities exchange or reported by the NASDAQ National Market.


           "Nasdaq" means The NASDAQ Market-National Market.


           "NYSE" means the New York Stock Exchange, Inc.

           "Participants" means participants of DTC.

           "Paying Agent" means ChaseMellon Shareholder Services, L.L.C.
(or its successor) in its capacity as transfer agent, registrar and paying agent under the Paying Agent Agreement.



           "Paying Agent Agreement" means the Paying Agent Agreement, dated as of February __, 2000, between the Trust and ChaseMellon Shareholder Services, L.L.C., as transfer agent, registrar and paying agent.



           "Permitted Dividend" means any quarterly cash dividend in respect of the Class A Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of such dividend results in an annualized dividend yield on the Class A Common Stock in excess of ___%.


           "Pricing Date" means the date that a Rollover Offering is priced.


           "Reorganization Event" means (A) any consolidation or merger of the Company, or any Company Successor, with or into another entity (other than a consolidation or merger in which the Company is the continuing corporation and in which the Class A Common Stock outstanding immediately prior to the consolidation or merger is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a consolidation or merger referred to in clause (A)) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.



           "Rollover Offering" means a reoffering or refinancing of Securities effected not earlier than February __, 2003, by means of a completed public offering or offerings, or another similar offering (which may include one or more exchange offers), by or on behalf of the Seller.


           "SEC" means the Securities and Exchange Commission.

           "Securities" means the Trust's $_____ Trust Automatic Common Exchange Securities.


           "Seller" means CNET Investments II, Inc., a Delaware corporation.



           "Spin-Off Distribution" means a distribution by the Company to holders of Class A Common Stock of Marketable Securities issued by an issuer other than the Company.



           "Then-Current Market Price" of the Class A Common Stock, for the purpose of applying any adjustment described in "Investment Objective and Policies-The Contract-Dilution Adjustments", means the average Closing
Price per share of Class A Common Stock for the Calculation Period consisting of five Trading Days immediately prior to the time such adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, immediately prior to the earlier of the time such adjustment is effected and the related ex-date); provided that if no Closing Price for the Class A Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Days will be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Class A Common Stock may be determined for any of such Trading Days, the Then-Current Market Price shall be the Closing Price for the Class A Common Stock for the most recent Trading Day prior to five Trading Days for which a Closing Price for the Class A Common Stock may be determined pursuant to the definition of "Closing Price". The ex-date with respect to any dividend, distribution or issuance shall mean the first date on which the shares of Class A Common Stock trade regular way on their principal market without the right to receive such dividend, distribution or issuance.



           "Trading Day" in respect of any common equity security means a day on which such common equity security (A) is not suspended from trading on any United States national or regional securities exchange or association or over-the-counter market at the close of business and
(B) has traded at least once on the United States national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.


           "Transaction Value" means, with respect to any Reorganization Event, the sum of: (i) for any cash received in such Reorganization Event, the amount of such cash received per share of Class A Common Stock; (ii) for any property other than cash or Marketable Securities received in such Reorganization Event, an amount equal to the market value on the date such Reorganization Event is consummated of such property received per share of Class A Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be final; and (iii) for any Marketable Securities received in such Reorganization Event, an amount equal to the average Closing Price per share of these Marketable Securities for the Calculation Period of 20 Trading Days immediately prior to the Exchange Date (or, in the case of a Cash Merger, for the 20 Trading Days immediately before the date the Reorganization Event is consummated), multiplied by the number of such Marketable Securities received for each share of Class A Common Stock; provided that if no Closing Price for such Marketable Securities may be determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of such average Closing Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Marketable Securities may be determined for any of such Trading Days, the calculation in the preceding clause (iii) will be based on the Closing Price for the Marketable Securities for the most recent Trading Day prior to such 20 Trading Days for which a Closing Price for the Marketable Securities may be determined pursuant to the definition of "Closing Price".



           "Trust" means the NBCi Automatic Common Exchange Security Trust.



           "Trust Agreement" means the trust agreement dated as of May 3, 1999 pursuant to which the Trust was formed, as amended and restated as of February __, 2000.


           "Trustees" means the three trustees who will internally manage the Trust.

           "Underwriters" means Goldman, Sachs & Co., the Underwriters of the Securities.


           "Underwriters' Compensation" means the compensation of $____ per Security payable to the Underwriters by the Seller pursuant to the Underwriting Agreement.


           "United States Holder" means a beneficial owner of Securities who or that is (i) a citizen or resident of the United States, (ii) a domestic corporation or (iii) otherwise covered by United States federal income taxation on a net income basis in respect of Securities.

           "Value" means (i) in respect of cash, the amount of such cash; (ii) in respect of any property other than cash or Marketable Securities, an amount equal to the market value on the date the Reorganization Event is consummated (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator); and (iii) in respect of any share of Marketable Securities, an amount equal to the average Closing Price per share of those Marketable Securities for the 20 Trading Days immediately before the date the Reorganization Event is consummated; provided that if no Closing Price for such Marketable Securities may be determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of such average Closing Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Marketable Securities may be determined for any of such Trading Days, the calculation in the preceding clause (iii) will be based on the Closing Price for the Marketable Securities for the most recent Trading Day prior to such 20 Trading Days for which a Closing Price for the Marketable Securities may be determined pursuant to the definition of "Closing Price".

================================================================================

           No dealer, salesperson or other person is authorized to give any information or to represent anything not contained in this prospectus. You must not rely on any unauthorized information or representations. This prospectus is an offer to sell only the Securities offered hereby, but only under circumstances and in jurisdictions where it is lawful to do so. The information contained in this prospectus is current only as of its date.


                            -----------------------

                                TABLE OF CONTENTS


                                                                                       Page
                                                                                       ----
Prospectus Summary...................................................................
The Trust............................................................................
Use of Proceeds......................................................................
Investment Objective and Policies....................................................
Description of Securities............................................................
Risk Factors.........................................................................
Certain Federal Income Tax Considerations............................................
Underwriting.........................................................................
Validity of Securities...............................................................
Experts..............................................................................
Further Information..................................................................
Report of Independent Accountants....................................................
Statement of Assets and Liabilities..................................................
Glossary.............................................................................
Appendix A: Prospectus of NBC Internet, Inc..........................................    A-1


                            -----------------------


           Through and including ________, 2000 (the 25th day after the date of this prospectus), all dealers effecting transactions in these Securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to a dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to an unsold allotment or subscription.



                                                      Shares



                                 NBCi Automatic


                                 Common Exchange
                                 Security Trust

                          $____ Trust Automatic Common
                               Exchange Securities
                                 (TRACES(TM)/(SM))


                                   ----------
                                   PROSPECTUS
                                   ----------


                              Goldman, Sachs & Co.

================================================================================

                                     PART C

OTHER INFORMATION

ITEM 24.                      FINANCIAL STATEMENTS AND EXHIBITS


              (a)             Financial Statements

                              Part A -                  Report of Independent Accountants.
                                                        Statement of Assets and Liabilities.
                              Part B -                  None.

              (b)             Exhibits
                              2.a.(i)                   Trust Agreement +
                              2.a.(ii)                  Form of Amended and Restated Trust Agreement
                              2.d                       Form of Specimen Certificate of $____Trust Automatic Common Exchange
                                                        Security (included in Exhibit 2.a.(ii))
                              2.h                       Form of Underwriting Agreement*
                              2.j                       Form of Custodian Agreement
                              2.k.(i)                   Form of Administration Agreement
                              2.k.(ii)                  Form of Paying Agent Agreement
                              2.k.(iii)                 Form of Purchase Contract
                              2.k.(iv)                  Form of Collateral Agreement
                              2.k.(v)                   Form of Fund Expense Agreement
                              2.k.(vi)                  Form of Fund Indemnity Agreement
                              2.l                       Opinion and Consent of Counsel to the Trust*
                              2.n.(i)                   Tax Opinion and Consent of Counsel to the Trust*
                              2.n.(ii)                  Consent of Independent Public Accountants*
                              2.n.(iii)                 Consents to Being Named as Trustee*
                              2.p                       Form of Subscription Agreement
                              2.r                       Financial Data Schedule*
                              2.s                       Powers of Attorney (included on Signature Page)



+    Filed previously.

-----------------------
*    To be filed by amendment.

ITEM 25.      MARKETING ARRANGEMENTS

              See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

              The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration
Statement:


Registration fees.........................................................    $
New York Stock Exchange listing fee.......................................
Printing (other than certificates)........................................
Fees and expenses of qualification under state securities laws
  (excluding fees of counsel).............................................
Accounting fees and expenses..............................................
Legal fees and expenses...................................................
NASD fees.................................................................
Miscellaneous.............................................................
Total.....................................................................   $

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Before May 3, 1999 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one Security with Goldman, Sachs & Co. and an Underwriting Agreement with Goldman, Sachs & Co. with respect to the Securities offered by the prospectus.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

                                                                         NUMBER OF
TITLE OF CLASS                                                        RECORD HOLDERS
--------------                                                        --------------
$____ Trust Automatic Common Exchange Securities.....................        1

ITEM 29. INDEMNIFICATION

           The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").


           The Amended and Restated Trust Agreement filed as Exhibit 2.a.(ii) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(ii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2.k.(vi) to this Registration Statement provides that the Seller will indemnify the Trust for certain indemnification expenses incurred under the Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.


           Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. If a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           Not Applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS


           The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of The Chase Manhattan Bank, 450
West 33rd Street, 10th Floor, New York, New York 10001, the Registrant's administrator.

ITEM 32. MANAGEMENT SERVICES

           Not applicable.

ITEM 33. UNDERTAKINGS

           (a) The Registrant hereby undertakes to suspend offering of the Securities until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value falls more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

           (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 13th day of January, 2000.



                                             NBCi AUTOMATIC COMMON
                                             EXCHANGE SECURITY TRUST



                                             By:  /s/ Rizwan Jamal
                                                -------------------------------
                                                      (Rizwan Jamal
                                                      as Attorney-in-Fact for
                                                      Paul S. Efron
                                                      Sole Trustee)



           KNOW ALL PERSONS BY THESE PRESENTS, that Paul S. Efron, whose signature appears below makes, constitutes and appoints Rizwan Jamal, Michael E. Kaine, Lisa Kijewski and Matthew D. Leavitt, and each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for them and in their name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this registration statement, and to sign any registration statement for the same offering covered by the registration statement that is to be effective upon filing pursuant to Rule 462(b) promulated under the Securities Act of 1933 and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection therewith and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of the them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



           Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 1 to the Registration Statement has been signed below by the following person, in the capacities and on the date indicated.



           NAME                                TITLE                                 DATE
           ----                                -----                                 ----
            *
------------------------------
       Paul S. Efron                      Sole Trustee                        January 13, 2000


* By:  /s/ Rizwan Jamal
------------------------------
       (Rizwan Jamal as
       Attorney-in-Fact for
       the person indicated)


                                  EXHIBIT INDEX


                                                                                                      SEQUENTIAL
EXHIBIT                                                                                                  PAGE
NUMBER                                       DESCRIPTION                                                NUMBER
-------                                      -----------                                              ----------
2.a.(i)                         Trust Agreement +
2.a.(ii)                        Form of Amended and Restated Trust Agreement
2.d                             Form of Specimen Certificate of $____ Trust Automatic
                                Common Exchange Security (included in Exhibit 2.a.(ii))
2.h                             Form of Underwriting Agreement*
2.j                             Form of Custodian Agreement
2.k.(i)                         Form of Administration Agreement
2.k.(ii)                        Form of Paying Agent Agreement
2.k.(iii)                       Form of Purchase Agreement
2.k.(iv)                        Form of Collateral Agreement
2.k.(v)                         Form of Fund Expense Agreement
2.k.(vi)                        Form of Fund Indemnity Agreement
2.l                             Opinion and Consent of Counsel to the Trust*
2.n.(i)                         Tax Opinion and Consent of Counsel to the Trust*
2.n.(ii)                        Consent of Independent Public Accountants*
2.n.(iii)                       Consents to Being Named as Trustee*
2.p                             Form of Subscription Agreement
2.r                             Financial Data Schedule*
2.s                             Powers of Attorney (included on Signature Page)
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+  Filed previously.

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*  To be filed by amendment.